The following is a supplement to your Allstate Advisor Variable Annuities (Advisor, Advisor Plus, Advisor Preferred) prospectus. Please review and retain this supplement with your current prospectus. If you have any questions, call 1-866-718-9824.

                   Allstate Life Insurance Company of New York
                  Allstate Life of New York Separate Account A

                        Supplement, dated January 1, 2005
                                     to the
                      Prospectus dated May 1, 2004 for the
                       Allstate Advisor Variable Annuities
                   (Advisor, Advisor Plus, Advisor Preferred)
                as supplemented October 1, 2004 and June 9, 2004


This supplement describes changes related to the Spousal Protection Benefit (Co-Annuitant) Option and Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts, and describes the SureIncome Withdrawal Benefit Option available with the Allstate Advisor, Allstate Advisor Plus, and Allstate Advisor Preferred variable annuity contracts (each, a "Contract"), offered by Allstate Life Insurance Company of New York. Please keep this supplement for future reference together with your prospectus. All capitalized terms have the same meaning as those included in the prospectus.

The description of the SureIncome Withdrawal Benefit Option begins later in the supplement under the section entitled SureIncome Withdrawal Benefit Option. Your prospectus is amended as follows for changes related to the Spousal Protection Benefit (Co-Annuitant) Option and Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts:

All references in the prospectus to the "Spousal Protection Benefit Option" should be changed to the "Spousal Protection Benefit (Co-Annuitant) Option."



Page 3: Add the following to the Important Terms list under the heading "Important Terms":


Spousal Protection Benefit (Co-Annuitant) Option for
Custodial Individual Retirement Accounts                                      18


Page 6: Replace the 10th bulletpoint under the subheading "All Contracts" under the heading "Expenses" with the following:

o If you select the Spousal Protection Benefit (Co-Annuitant) Option or Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts ("CSP") you would pay an additional annual fee ("Rider Fee") of 0.10%** (up to 0.15% for Options added in the future) of the Contract Value ("Contract Value") on each Contract Anniversary. These Options are only available for certain types of IRA Contracts, which are Contracts issued with an Individual Retirement Annuity or Account ("IRA") under Section 408 of the Internal Revenue Code. The CSP is only available for certain Custodial Individual Retirement Accounts established under
     Section 408 of the Internal Revenue Code. For Contracts purchased on or after January 1, 2005, we may discontinue offering the Spousal Protection Benefit (Co-Annuitant) Option at any time prior to the time you elect to receive it.


**No Rider Fee was charged for these Options for Contract Owners who added these Options prior to January 1, 2005. See page 12 for details.

Page 11: Delete the 5th line reference to the Spousal Protection Benefit (Co-Annuitant) Option mortality and expense risk charge under the 2nd paragraph under the heading "Variable Account Annual Expenses".

Page 11: Add the following after the description of the "Retirement Income Guarantee Option Fee" under the heading "Variable Account Annual Expenses":

Spousal Protection Benefit (Co-Annuitant) Option Fee
(as a percentage of Contract Value on each Contract Anniversary)


-------------------------------------------------------------------------- --------------------
Spousal Protection Benefit (Co-Annuitant) Option                           0.10%*
-------------------------------------------------------------------------- --------------------

* Applies to Contract owners who select the option on or after January 1, 2005.
Up to 0.15% for options added in the future.

Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts Fee
(as a percentage of Contract Value on each Contract Anniversary)

-------------------------------------------------------------------------- --------------------
Spousal Protection Benefit (Co-Annuitant) Option                           0.10%*
-------------------------------------------------------------------------- --------------------

* Applies to Contract owners who select the option on or after January 1, 2005. Up to 0.15% for options added in the future.



If you select the Spousal Protection Benefit (Co-Annuitant) Option or Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts on or after January 1, 2005, you will pay a Rider Fee at the annual rate of 0.10% of the Contract Value on each Contract Anniversary. We reserve the right to increase the annual Rider Fee to up to 0.15% of the Contract Value. If you selected either of these Options prior to January 1, 2005, there is no charge associated with your Option. See "Spousal Protection Benefit (Co-Annuitant) Option Fee and Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts Fee" for details.


Page 15: Replace the 2nd paragraph under the subheading "Example 1" with the following (to reflect the addition of the Spousal Protection Benefit (Co-Annuitant) Option:

     The example shows the dollar amount of expenses that you would bear directly or indirectly if you:

     o    invested $10,000 in the Contract for the time periods indicated;

     o    earned a 5% annual return on your investment;

     o surrendered your Contract, or you began receiving income payments for a specified period of less than 120 months, at the end of each time period;

     o    elected the MAV Death Benefit Option;

     o    elected RIG 2 (assuming Income Base A); and

     o    elected the Spousal Protection Benefit (Co-Annuitant) Option.

The example does not include any taxes or tax penalties you may be required to pay if you surrender your Contract.

Page 15: Under the subheading "Example 1" replace the expense example table with the following:



------------------------------------------------------------------------------------------------------------------------------------
                          Allstate Advisor NY                Allstate Advisor Plus NY                Allstate Advisor Preferred NY
                                                                                                    (with 5-year Withdrawal Charge
                                                                                                                Option)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                        1 Year  3 Years  5 Years 10 Years   1 Year   3 Years   5 Years  10 Years  1 Year 3 Years   5 Years 10 Years
                        ------  -------  ------- --------   ------   -------   -------  --------  ------ -------   ------- --------
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Costs Based on Maximum
Annual Portfolio
Expenses                $3,271  $6,889   $9,085   $11,542   $3,429    $7,154   $9,345    $11,553  $3,217 $6,857    $8,878  $11,553
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Costs Based on Minimum   $922   $1,426   $1,960   $3,605    $1,080    $1,730   $2,323    $3,895    $867  $1,432    $1,855   $3,895
Annual Portfolio
Expenses
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
                        Allstate Advisor Allstate Advisor
                            Preferred NY Preferred NY
                        (with 3-year Withdrawal             (with No Withdrawal Charge
                             Charge Option) Option)
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
                        1 Year  3 Years  5 Years 10 Years   1 Year   3 Years   5 Years  10 Years
                        ------  -------  ------- --------   ------   -------   -------  --------
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Costs Based on Maximum
Annual Portfolio
Expenses                $3,227  $6,534   $8,894   $11,556   $2,727    $6,552   $8,909    $11,559
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Costs Based on Minimum   $877   $1,122   $1,905   $3,990     $378     $1,153   $1,954    $4,083
Annual Portfolio
Expenses
--------------------------------------------------------------------------------------------------








Page 16: Under the subheading "Example 2" replace the expense example table with the following:


------------------------------------------------------------------------------------------------------------------------------------
                          Allstate Advisor NY                Allstate Advisor Plus NY                Allstate Advisor Preferred NY
                                                                                                    (with 5-year Withdrawal Charge
                                                                                                                Option)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                        1 Year  3 Years  5 Years 10 Years   1 Year   3 Years   5 Years  10 Years  1 Year 3 Years   5 Years 10 Years
                        ------  -------  ------- --------   ------   -------   -------  --------  ------ -------   ------- --------
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Costs Based on Maximum
Annual Portfolio
Expenses                $2,676  $6,464   $8,830   $11,542   $2,707    $6,517   $8,878    $11,553  $2,707 $6,517    $8,878  $11,553
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Costs Based on Minimum   $327   $1,001   $1,705   $3,605     $357     $1,092   $1,855    $3,895    $357  $1,092    $1,855   $3,895
Annual Portfolio
Expenses
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
                        Allstate Advisor Allstate Advisor
                            Preferred NY Preferred NY
                        (with 3-year Withdrawal             (with No Withdrawal Charge
                             Charge Option) Option)
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
                        1 Year  3 Years  5 Years 10 Years   1 Year   3 Years   5 Years  10 Years
                        ------  -------  ------- --------   ------   -------   -------  --------
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Costs Based on Maximum
Annual Portfolio
Expenses                $2,717  $6,534   $8,894   $11,556   $2,727    $6,552   $8,909    $11,559
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Costs Based on Minimum   $367   $1,122   $1,905   $3,990     $378     $1,153   $1,954    $4,083
Annual Portfolio
Expenses
--------------------------------------------------------------------------------------------------

Page 16: Under the subheading "Example 2" replace the third to last sentence of the bolded paragraph with the following:

The above examples assume you have selected the MAV Death Benefit Option, RIG 2 and that Income Base A is applied and the Spousal Protection Benefit (Co-Annuitant) Option.

Page 17: Replace the 5th paragraph under the subheading "Contract Owner" with the following:

If you select the Enhanced Beneficiary Protection (MAV) Option, the Enhanced Beneficiary Protection (Annual Increase) Option, or the Earnings Protection Death Benefit Option, the maximum age of any Contract Owner on the Rider Application Date is currently age 79. If you select the Spousal Protection Benefit (Co-Annuitant) Option or the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts, the maximum age of any Contract Owner or beneficial owner for CSP on the Rider Application Date is currently age 90.

Page 17: Replace the second paragraph with the following under the subheading "Annuitant": If you select the Enhanced Beneficiary Protection (MAV) Option, Enhanced Beneficiary Protection (Annual Increase) Option or the Earnings Protection Death Benefit Option, the maximum age of any Annuitant on the Rider Application date is age 79.

If you select the Spousal Protection Benefit (Co-Annuitant) Option, the maximum age of any Annuitant on the Rider Application date is age 90.


Page 17: Add the following before the 2nd to last paragraph under the subheading "Annuitant":

If you select the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts, the maximum age of any Annuitant on the Rider Application date is age 90.



Page 18: Add the following immediately after the heading "CO-ANNUITANT":

Spousal Protection Benefit (Co-Annuitant) Option

Page 18: Replace the 2nd bulletpoint in the first paragraph under the new subheading "Spousal Protection Benefit (Co-Annuitant) Option" under the heading "CO-ANNUITANT" with the following:

o    the Contract Owner must be age 90 or younger on the Rider Application Date;

o and the Co-Annuitant must be age 79 or younger on the Rider Application Date; and

Page 18: Replace the first sentence under the last paragraph under the new subheading "Spousal Protection Benefit (Co-Annuitant) Option" under the heading "CO-ANNUITANT" with the following:

Under the Spousal Protection Benefit (Co-Annuitant) Option, the Co-Annuitant will be considered to be an Annuitant during the Accumulation Phase, except the Co-Annuitant will not be considered to be an Annuitant for purposes of determining the Payout Start Date or upon the death of the Co-Annuitant.

Page 18: Add the following after the last paragraph under the heading "CO-ANNUITANT":

Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts

Contracts that meet the following conditions and that elect the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts may name the spouse of the Annuitant as a Co-Annuitant:

o the beneficially owned Contract must be a Custodial traditional IRA, Custodial Roth IRA, or a Custodial Simplified Employee Pension IRA;

o the Annuitant must be the beneficial owner of the Custodial traditional IRA, Custodial Roth IRA, or Custodial Simplified Employee Pension IRA;

o the Co-Annuitant must be the legal spouse of the Annuitant and only one Co-Annuitant may be named;

o the Co-Annuitant must be the sole beneficiary of the Custodial traditional IRA, Custodial Roth IRA, or the Custodial Simplified Employee Pension IRA;

o    the Annuitant must be age 90 or younger on the Rider Application Date; and

o    the Co-Annuitant must be age 79 or younger on the Rider Application Date.

Under the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts, the Co-Annuitant will be considered to be an Annuitant during the Accumulation Phase, except the Co-Annuitant will not be considered to be an Annuitant for purposes of determining the Payout Start Date or upon the death of the Co-Annuitant. The Co-Annuitant is not considered the beneficial owner of the Custodial traditional IRA, Custodial Roth IRA, or the Custodial Simplified Employee Pension IRA. See "Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts and Death of Co-Annuitant" for more information.

Page 34: Delete the 2nd to last bulletpoint under the heading "MORTALITY AND EXPENSE RISK CHARGE".


Page 34: Add the following after the section "TRUERETURNSM ACCUMULATION BENEFIT OPTION FEE":


SPOUSAL PROTECTION BENEFIT(CO-ANNUITANT) OPTION FEE and Spousal Protection Benefit(Co-Annuitant) Option for Custodial Individual Retirement Accounts FEE

We charge a separate annual Rider Fee for both the Spousal Protection Benefit(Co-Annuitant) Option and Spousal Protection Benefit(Co-Annuitant) Option for Custodial Individual Retirement Accounts. The current annual Rider Fee is 0.10% of the Contract Value for either Option. This applies to all new Options added on or after January 1, 2005. For Options added prior to January 1, 2005, there is no charge associated with the Options. We deduct the Rider Fee on each Contract Anniversary up to and including the date you terminate the Option. We reserve the right to increase the annual Rider Fee to up to 0.15% of the Contract Value. We reserve the right to charge different Rider Fees for new Spousal Protection Benefit(Co-Annuitant) Options and/or new Spousal Protection Benefit(Co-Annuitant) Options for Custodial Individual Retirement Accounts we offer in the future. Once we issue your Option, we cannot change the Rider Fee that applies to your Contract.

The Rider Fee is deducted only from the Variable Sub-Account(s) on a pro-rata basis in the proportion that your value in each Variable Sub-Account bears to your total value in all Variable Sub-Accounts. Rider Fees will decrease the number of Accumulation Units in each Variable Sub-Account. If, at the time the Rider Fee is deducted, the Rider Fee exceeds the total value in all Variable Sub-Accounts, the excess of the Rider Fee over the total value in all Variable Sub-Accounts will be waived.

The first Rider Fee will be deducted on the first Contract Anniversary following the Rider Date. A Rider Fee will be deducted on each subsequent Contract Anniversary up to and including the date the Option is terminated. We will not charge a Rider Fee on the date the Option is terminated, on a date other than the Contract Anniversary, if the Option is terminated on the Payout Start Date or due to death of the Contract Owner or Annuitant.

For the first Contract Anniversary following the Rider Date, the Rider Fee is equal to the number of months from the Rider Date to the first Contract Anniversary, divided by twelve, multiplied by 0.10%, with the result multiplied by the Contract Value as of the first Contract Anniversary. For subsequent Contract Anniversaries, the Rider Fee is equal to 0.10% multiplied by the Contract Value as of that Contract Anniversary. If you terminate this Option on a date other than a Contract Anniversary, we will deduct a Rider Fee. The Rider Fee will be pro-rated to cover the period from the last Contract Anniversary to the date of termination, or if you terminate this Option during the first Benefit Year, from the Rider Date to the date of termination. The pro-rated Rider Fee will be equal to the number of full months from the Contract Anniversary to the date of termination, or if you terminate this Option during the first Contract Year after adding the Option, the number of full months from the Rider Date to the date of termination, divided by twelve, multiplied by 0.10%, with the result multiplied by the Contract Value immediately prior to the termination.


Page 48: Replace the 3rd and 4th bulletpoints after the 1st paragraph under the heading "Spousal Protection Benefit (Co-Annuitant) Option and Death of Co-Annuitant" with the following:

o The Contract Owner must be age 90 or younger on the Rider Application Date; and the Co-Annuitant must be age 79 or younger on the Rider Application Date.


o The option may be added at Contract issue or anytime after Contract issue through April 30, 2005. On or after May 1, 2005, the option may only be added when we issue the Contract or within 6 months of the Contract Owner's marriage. We may require proof of marriage in a form satisfactory to us.

Page 49: Replace the 4th paragraph under the heading "Spousal Protection Benefit (Co-Annuitant) Option and Death of Co-Annuitant" with the following:

There is an annual Rider Fee of 0.10% of the Contract Value for new Options added on or after January 1, 2005. For Options added prior to this date, there is no charge for this Option. We reserve the right to assess an annual Rider Fee not to exceed 0.15% for Options added in the future. Once this Option is added to your Contract, we guarantee that we will not increase what we charge you for this Option. For Contracts purchased on or after January 1, 2005, we may discontinue offering the Spousal Protection Benefit (Co-Annuitant) Option at any time prior to the time you elect to receive it.

Page 49: Replace the 5th paragraph under the heading "Spousal Protection Benefit (Co-Annuitant) Option and Death of Co-Annuitant" with the following:


The option will terminate upon the date termination is accepted by us or will terminate on the earliest of the following occurrences:



o upon the death of the Co-Annuitant (as of the date we determine the Death Proceeds);

o upon the death of the Contract Owner (as of the date we determine the Death Proceeds);

o    on the date the Contract is terminated;

o    on the Payout Start Date; or

o on the date you change the beneficiary of the Contract and the change is accepted by us;

o for options added on or after January 1, 2005, the Owner may terminate the option upon the divorce of the Owner and the Co-Annuitant by providing written notice and proof of divorce in a form satisfactory to us;

o for options added prior to January 1, 2005, the Owner may terminate this option at anytime by written notice in a form satisfactory to us.


Once terminated, a new Spousal Protection Benefit(Co-Annuitant) Option cannot be added to the Contract unless the last option attached to the Contract was terminated due to divorce or a change of beneficiary.

Page 49: Add the following after the section "Death of Co-Annuitant" under the heading "Spousal Protection Benefit (Co-Annuitant) Option and Death of Co-Annuitant" (Note: for Contracts that have already been issued the Spousal Protection Benefit(Co-Annuitant) Option for Custodial Individual Retirement Accounts, this section replaces the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts and Death of Co-Annuitant section of the supplement dated June 9, 2004):

     Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts and Death of Co-Annuitant

We offer a Spousal Protection Benefit (Co-Annuitant) Option for certain Custodial Individual Retirement Accounts established under Code Section 408(a) that may be added to your Contract. CSP may not be available in all states. CSP is subject to the following conditions ("CSP Conditions"):

o The beneficially owned Contract must be a Custodial traditional IRA, Custodial Roth IRA, or a Custodial Simplified Employee Pension IRA.

o The Annuitant must be the beneficial owner of the Custodial traditional IRA, Custodial Roth IRA, or Custodial Simplified Employee Pension IRA.

o The Co-Annuitant must be the legal spouse of the Annuitant. Only one Co-Annuitant may be named.

o The Co-Annuitant must be the sole beneficiary of the Custodial traditional IRA, Custodial Roth IRA, or the Custodial Simplified Employee Pension IRA.

o    The Annuitant must be age 90 or younger on the CSP Application Date.

o    The Co-Annuitant must be age 79 or younger on the CSP Application Date.

o The CSP may be added at Contract issue or anytime after Contract issue through April 30, 2005. On or after May 1, 2005, the CSP may only be added when we issue the Contract or within 6 months of the beneficial owner's marriage. We may require proof of marriage in a form satisfactory to us.

o    We have made no payments under any Income Plan.

o There is an annual Rider Fee of 0.10% of the Contract Value for new Options added on or after January 1, 2005. For Options added prior to this date, there is no charge for this Option. We reserve the right to increase the annual Rider Fee to up to 0.15% of the Contract Value.

Under CSP, the Co-Annuitant will be considered to be an Annuitant under the Contract during the Accumulation Phase except that:

o The Co-Annuitant will not be considered to be an Annuitant for purposes of determining the Payout Start Date.

o The "Death of Annuitant" provision of the Contract does not apply on the death of the Co-Annuitant.

o The Co-Annuitant is not considered the beneficial owner of the Custodial traditional IRA, Custodial Roth IRA, or the Custodial Simplified Employee Pension IRA.


You may change the Co-Annuitant to a new spouse only if you provide proof of remarriage in a form satisfactory to us. Once we accept a change, the change will take effect on the date you signed the request. Each change is subject to any payment we make or other action we take before we accept it. At any time, there may only be one Co-Annuitant under your Contract.


For Spousal Protection Benefit (Co-Annuitant) Options for Custodial Individual Retirement Accounts added on or after January 1, 2005, there is an annual Rider Fee of 0.10% of the Contract Value for this Option. For Options added prior to this date, there is no charge for this Option. We reserve the right to assess an annual Rider Fee not to exceed 0.15% for Options added in the future. Once this Option is added to your Contract, we guarantee that we will not increase what we charge you for this Option. For Contracts issued on or after January 1, 2005, we may discontinue offering the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts at any time to new Contract Owners and to existing Contract Owners who did not elect the Option prior to the date of discontinuance.


The Owner may terminate CSP upon the divorce of the Annuitant and the Co-Annuitant by providing written notice and proof of divorce in a form satisfactory to us. The Owner may also terminate CSP upon a change in the beneficiary of the IRA by providing written notice and proof of the change in a form satisfactory to us. CSP will terminate upon the date termination is accepted by us or on the earliest of the following occurrences:

o On the date CSP is terminated as described above; or o Upon the death of the Annuitant; or o Upon the death of the Co-Annuitant; or o On the date the Contract is terminated; or o On the Payout Start Date.

Once terminated, a new CSP cannot be added to the Contract unless the last option attached to the Contract was terminated due to divorce or change of beneficiary of the IRA.

Death of Co-Annuitant.  This section applies if:

o    The CSP Conditions are met.

o The Annuitant was, at the time of the Co-Annuitant's death, the beneficial owner of the Custodial traditional IRA, Custodial Roth IRA, or Custodial Simplified Employee Pension IRA.

o    We have received proof satisfactory to us that the Co-Annuitant has died.

o The Co-Annuitant was, at the time of the Co-Annuitant's death, the sole beneficiary of the Custodial traditional IRA, Custodial Roth IRA, or Custodial Simplified Employee Pension IRA, and

o the Co-Annuitant was, at the time of the Co-Annuitant's death, the legal spouse of the Annuitant.

If this section applies and if the Co-Annuitant dies prior to the Payout Start Date, then, subject to the following conditions, the Contract may be continued according to Option D under the "Death of Owner" provisions under the same terms and conditions that would apply if the Co-Annuitant were the Owner of the Contract before death and the sole new Owner of the Contract were the Annuitant provided that:

o The Co-Annuitant was the legal spouse of the Annuitant on the date of Annuitant's death.

o    The Owner does not thereafter name a new Co-Annuitant; and

o The Owner of the Custodial traditional IRA, Custodial Roth IRA, or Custodial Simplified Employee Pension IRA remains the Custodian; and o The Contract may only be continued once.

SUREINCOME WITHDRAWAL BENEFIT OPTION


Your prospectus is amended as follows for changes related to the SureIncome Withdrawal Benefit Option:


Page 2:  Add the following to the heading "Table of Contents":

Appendix I - SureIncome Withdrawal Benefit Option
Calculation Examples                                                            103

Page 3: Add the following to the end of the Important Terms list under the heading "Important Terms":

SureIncome Withdrawal Benefit Option                                            27
Benefit Year                                                                    27
Withdrawal Benefit Payout Phase                                                 27
Withdrawal Benefit Payout Phase Start Date                                      27
Withdrawal Benefit Factor                                                       27
Benefit Payment                                                                 27
Benefit Payment Remaining                                                       27




Page 6: Replace the last sentence of the 6th bulletpoint under the subheading "All Contracts" under the heading "Expenses" with the following:

You may not select the TrueReturn Option together with a Retirement Income Guarantee Option or a SureIncome Withdrawal Benefit Option.

Page 6: Add the following after the 6th bulletpoint under the subheading "All Contracts" under the heading "Expenses" with the following:

o If you select the SureIncome Withdrawal Benefit Option ("SureIncome Option") you would pay an additional annual fee ("SureIncome Option Fee") of 0.50% (up to 1.25% for Options added in the future) of the Benefit Base on each Contract Anniversary (See the SureIncome Option Fee section). You may not select the SureIncome Option together with a Retirement Income Guarantee Option or a TrueReturn Option. We may discontinue offering the SureIncome Option at any time prior to the time you elect to receive it.

Page 8: Replace the 1st sentence of the 2nd paragraph under the heading "Withdrawals" with the following:


If any withdrawal reduces your Contract Value to less than $1,000, we will treat the request as a withdrawal of the entire Contract Value, unless the SureIncome Withdrawal Benefit Option is in effect under your Contract.


Page 11: Add the following after the "TrueReturnSM Accumulation Benefit Option Fee" subheading under the heading "Variable Account Annual Expenses":

SureIncome Option Fee

(annual rate as a percentage of Benefit Base on a Contract Anniversary)


------------------------------------------------------- -----------------------------------------------------

         SureIncome Withdrawal Benefit Option                                  0.50%*

------------------------------------------------------- -----------------------------------------------------


*Up to 1.25% for SureIncome Options added in the future. See "SureIncome Withdrawal Benefit Option" for details.

Page 21: Replace the 3rd sentence of the 2nd paragraph under the heading "TRUERETURNSM ACCUMULATION BENEFIT OPTION" with the following:

You may only have one of the following in effect on your Contract at the same time: a TrueReturn Option, a Retirement Income Guarantee Option or a SureIncome Option.

Page 25: Add the following before the last paragraph under the heading "Rider Trade-In Option":


Currently, we are also making the SureIncome Option available at the time of your first utilization of this TrueReturn Rider Trade-In Option. We may discontinue offering the SureIncome Option under the Rider Trade-In Option for new TrueReturn Options added in the future at anytime at our discretion. You may cancel your TrueReturn Option and immediately add a new SureIncome Option, provided all of the following conditions are met:

o The trade-in must occur on or after the 5th Rider Anniversary and prior to the Rider Maturity Date. We reserve the right to extend the date at which time the trade-in may occur to up to the 10th anniversary of the Rider Date at any time in our sole discretion. Any change we make will not apply to a TrueReturn Option that was added to your Contract prior to the implementation date of the change.

o The new SureIncome Option will be made a part of your Contract on the date the existing TrueReturn Option is cancelled, provided it is cancelled for reasons other than the termination of your Contract.

o The new SureIncome Option must be a SureIncome Option that we make available for use with this Rider Trade-In Option.

o The issue requirements and terms and conditions of the new SureIncome Option must be met as of the date the new SureIncome Option is made a part of your Contract.


Page 25: Add the following after the "TRUERETURNSM ACCUMULATION BENEFIT OPTION" section:

SUREINCOME WITHDRAWAL BENEFIT OPTION

We offer the SureIncome Withdrawal Benefit Option which is available for an additional fee. The SureIncome Option provides a guaranteed withdrawal benefit that gives you the right to take limited partial withdrawals that total an amount equal to your purchase payments plus any applicable credit enhancements (subject to certain restrictions). Therefore, regardless of the subsequent fluctuations in the value of your Contract Value, you are entitled to a Benefit Payment each Benefit Year until your Benefit Base is exhausted (terms defined below).

The SureIncome Option guarantees an amount up to the "Benefit Payment Remaining" which will be available for withdrawal from the Contract each "Benefit Year" until the "Benefit Base" (defined below) is reduced to zero. If the Contract Value is reduced to zero and the Benefit Base is still greater than zero, we will distribute an amount equal to the Benefit Base to the Contract owner as described below under the "Withdrawal Benefit Payout Phase".

For purposes of the SureIncome Option, "withdrawal" means the gross amount of a withdrawal before any applicable charges such as withdrawal charges, fees, taxes or adjustments including any applicable Market Value Adjustments and surrender charges. Under the SureIncome Option, we currently do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value.

The "Rider Date" is the date the SureIncome Option was made a part of your Contract. The initial Benefit Year is the period between the Rider Date and the first Contract Anniversary after the Rider Date. Each subsequent Benefit Year will coincide with (the same as) the Contract Year.

The SureIncome Option is available at issue of the Contract, or may be added later, subject to availability and issue requirements. Currently, you may have only one SureIncome Option in effect on your Contract at one time. You may only have one of the following in effect on your Contract at the same time: a SureIncome Option, a TrueReturn Option, or a Retirement Income Guarantee Option. The SureIncome Option is only available if the oldest Contract Owner and oldest Annuitant are age 75 or younger on the effective date of the Rider (the "Rider Application Date"). The SureIncome Option is not available to be added to a Contract categorized as a Tax Sheltered Annuity as defined under Internal Revenue Code Section 403(b) at this time. We reserve the right to make the SureIncome Option available to such Contracts on a nondiscriminatory basis in the future at our discretion. Once added to your Contract, the SureIncome Option may be cancelled at any time on or after the 5th calendar year anniversary of the Rider Date by notifying us in writing in a form satisfactory to us.

The SureIncome Option may not be available in all states. We may discontinue offering the SureIncome Option at any time to new Contract Owners and to existing Contract Owners who did not elect the SureIncome Option prior to the date of discontinuance.

Withdrawal Benefit Factor
The "Withdrawal Benefit Factor" is used to determine the "Benefit Payment" and Benefit Payment Remaining. We currently offer a Withdrawal Benefit Factor equal to 8%. We reserve the right to make other Withdrawal Benefit Factors available in the future for new SUREINCOME Options and/or to eliminate the current Withdrawal Benefit Factor. Once a Withdrawal Benefit Factor has been established for a SUREINCOME Option, it cannot be changed after the Rider Date unless that SUREINCOME Option is terminated.

Benefit Payment and Benefit Payment Remaining
The Benefit Payment is the amount available at the beginning of each Benefit Year that you may withdraw during that Benefit Year. The Withdrawal Benefit Factor and the Benefit Base are used to determine your Benefit Payment. The Benefit Payment Remaining is the amount remaining after any previous withdrawals in a Benefit Year that you may withdraw without reducing your Benefit Base by more than the amount of the withdrawal and without reducing your Benefit Payment available in future Benefit Years. Please note that any premiums or withdrawals made on a Contract Anniversary would be applied to the Benefit Year that just ended on that Contract Anniversary.

The Benefit Payment Remaining is equal to the Benefit Payment at the beginning of each Benefit Year.

During each Benefit Year the Benefit Payment Remaining will be increased by purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) multiplied by the Withdrawal Benefit Factor (currently 8% for new SureIncome Options) and reduced by the amount of each withdrawal. The Benefit Payment Remaining will never be less than zero.

On the Rider Date, the Benefit Payment is equal to the greater of:

         The Contract Value multiplied by the Withdrawal Benefit Factor (currently 8% for new SureIncome Options); or

         The value of the Benefit Payment of the previous Withdrawal Benefit Option (attached to your Contract) which is being terminated under a rider trade-in option (see "Rider Trade-In Option" below for more information), if applicable.

After the Rider Date, the Benefit Payment will be increased by purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) multiplied by the Withdrawal Benefit Factor and affected by withdrawals as follows:

          If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment is unchanged.

If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment will be the lesser of:

          The Benefit Payment immediately prior to the withdrawal; or

          The net of the Contract Value immediately prior to withdrawal less the amount of the withdrawal, multiplied by the Withdrawal Benefit Factor.

At our discretion, the Benefit Payment available during a Benefit Year may be increased on a nondiscriminatory basis and without prior notice in order to satisfy IRS minimum distribution requirements on the Contract under which this Option has been elected. We are currently not increasing the Benefit Payment available to satisfy IRS minimum distribution requirements.

Benefit Base
The Benefit Base is not available as a Contract Value or Settlement Value. The Benefit Base is used solely to help calculate the Rider Fee, the amount that may be withdrawn and payments that may be received under the SureIncome Option. On the Rider Date, the Benefit Base is equal to the Contract Value. After the Rider Date, the Benefit Base will be increased by purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) and decreased by withdrawals as follows:

          If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be reduced by the amount of the withdrawal.

If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be the lesser of:

          The Contract Value immediately prior to withdrawal less the amount of the withdrawal; or

          The Benefit Base immediately prior to withdrawal less the amount of the withdrawal.

The Benefit Base may also be reduced in other situations as detailed in the "Owner and Assignment of Payments or Interest" section below.

If the Benefit Base is reduced to zero, this SureIncome Option will terminate.

For numerical examples that illustrate how the values defined under the SureIncome Option are calculated, see Appendix I.

Contract Owner and Assignment of Payments or Interest
If you change the Contract Owner or assign any payments or interest under this Contract, as allowed, to any living or non-living person other than your spouse on or after the first calendar year anniversary of the Rider Date, the Benefit Base will be recalculated to be the lesser of the Contract Value and the Benefit Base at the time of assignment.

Contract Value
If your Contract Value is reduced to zero due to fees or withdrawals and your Benefit Base is still greater than zero, your Contract will immediately enter the Withdrawal Benefit Payout Phase.

Under the SureIncome Option, we currently do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value. We reserve the right to change this at any time.

Withdrawal Benefit Payout Phase
Under the Withdrawal Benefit Payout Phase, the Accumulation Phase of the Contract ends and the Contract enters the Payout Phase subject to the following:

The "Withdrawal Benefit Payout Start Date" is the date the Withdrawal Benefit Payout Phase is entered and the Accumulation Phase of the Contract ends.

No further withdrawals, purchase payments or any other actions associated with the Accumulation Phase can be made after the Withdrawal Benefit Payout Start Date.

The Payout Start Date is the first day of the next Benefit Year after the Withdrawal Benefit Payout Start Date. We reserve the right to allow other Payout Start Dates to be requested on a nondiscriminatory basis without prior notice.

During the Withdrawal Benefit Payout Phase, we will make scheduled fixed income payments to the Owner (or new Contract Owner) at the end of each month starting one month after the Payout Start Date. The amount of each payment will be equal to the Benefit Payment divided by 12, unless a payment frequency other than monthly is requested in a form acceptable to us and received by us before the first payment is made (the amount of each payment will be adjusted accordingly; i.e. if the payment frequency requested is quarterly, the amount of each payment will be equal to the Benefit Payment divided by 4). Payments will be made over a period certain such that total payments made will equal the Benefit Base on the Payout Start Date; therefore, the final payment may be reduced. If your Contract is a qualified contract, meaning an individual retirement annuity qualified as defined under Internal Revenue Code Section 408(b) or a Tax Sheltered Annuity as defined under Internal Revenue Code Section 403(b), the period certain cannot exceed that which is required by Internal Revenue Code Section 401(a)(9) and regulations promulgated thereunder. Therefore, the amount of each payment under this Option may be larger so that the sum of the payments made over this period equals the Benefit Base on the Payout Start Date. Additionally, if your Contract is a qualified contract, we will not permit a change in the payment frequency or level.

If your Contract is a non-qualified contract, we reserve the right to allow other payment frequencies or levels to be requested on a nondiscriminatory basis without prior notice. In no event will we allow more than one change in the payment frequency or level during a Contract Year.

If the Owner dies before all payments have been made, the remaining payments will continue to be made to the new Contract Owner as scheduled.

Once all scheduled payments have been paid, the Contract will terminate.


Generally, you may not make withdrawals, purchase payments or any other actions associated with the Accumulation Phase after the Withdrawal Benefit Payout Start Date.

EXAMPLE

Beginning of Benefit Year 1*
Contract Value = $100,000
Benefit Base = $100,000
Benefit Payment = $8,000
Benefit Payment Remaining = $8,000

In this example, you can take a benefit payment of up to $8,000 in benefit year one. If a withdrawal of $6,000 is taken then the following values would apply:

Contract Value = $94,000 (Assuming that your Contract Value has not been affected by any other factors) Benefit Base = $94,000
Benefit Payment = $8,000
Benefit Payment Remaining = $2,000

Beginning of Benefit Year 2

Contract Value = $70,000 (Assuming that your contract value has declined due to poor performance) Benefit Base = $94,000
Benefit Payment = $8,000
Benefit Payment Remaining = $8,000 (resets at the beginning of each benefit year)

In benefit year two you have the right to a Benefit Payment of $8,000 and since you have not taken any withdrawals yet in benefit year two, the Benefit Payment Remaining would also be $8,000 at the beginning of benefit year two.

*This example assumes an initial Contract Value of $100,000, no additional purchase payments, a withdrawal benefit factor of 8% and does not take into account fees or charges.



Investment Requirements
If you add the SureIncome Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest. The specific requirements are described below in more detail and will be determined by the Withdrawal Benefit Factor. These requirements may include, but are not limited to, maximum investment limits on certain Variable Sub-Accounts or on certain Fixed Account Options, exclusion of certain Variable Sub-Accounts or of certain Fixed Account Options, required minimum allocations to certain Variable Sub-Accounts, and restrictions on transfers to or from certain investment alternatives. We may also require that you use the Automatic Portfolio Rebalancing Program. We may change the specific requirements that are applicable at any time in our sole discretion. Any changes we make will not apply to a SureIncome Option that was made a part of your Contract prior to the implementation date of the change, except for changes made due to a change in investment alternatives available under the Contract. This restriction does not apply to a new Option elected pursuant to the Rider Trade-In Option. We reserve the right to have requirements unique to specific Withdrawal Benefit Factors if we make other Withdrawal Benefit Factors available in the future.

When you add the SureIncome Option to your Contract, you must allocate your entire Contract Value as follows:

(1)      to the Variable Sub-Accounts; or
(2) to the DCA Fixed Account Option and then transfer all purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) and interest to the Variable Sub-Accounts; or
(3)      to a combination of (1) and (2) above.

For (2) and (3) above, the requirements for the DCA Fixed Account Option must be met. See the "Dollar Cost Averaging Fixed Account Option" section of this prospectus for more information.

You may not allocate any of your Contract Value to the Standard Fixed Account Option or to the Market Value Adjusted Fixed Account Option. You must transfer any portion of your Contract Value that is allocated to the Standard Fixed Account Option or to the Market Value Adjusted Fixed Account Option to the Variable Sub-Accounts prior to adding the SureIncome Option to your Contract. Transfers from the Market Value Adjusted Fixed Account Option may be subject to a Market Value Adjustment. You may allocate any portion of your purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) to the DCA Fixed Account Option on the Rider Date, provided the DCA Fixed Account Option is available with your Contract and in your state. See the "Dollar Cost Averaging Fixed Account Option" section of this prospectus for more information. We use the term "Transfer Period Account" to refer to each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. At the expiration of a Transfer Period Account any remaining amounts in the Transfer Period Account will be transferred to the Variable Sub-Accounts according to your most recent percentage allocation selections.

Any subsequent purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) made to your Contract will be allocated to the Variable Sub-Accounts according to your specific instructions or your allocation for the previous purchase payment, unless you request that the purchase payment (and Credit Enhancement for Allstate Advisor Plus Contracts) be allocated to the DCA Fixed Account Option. Purchase payments allocated to the DCA Fixed Account Option must be $500 or more. Any withdrawals you request will reduce your Contract Value invested in each of the investment alternatives on a pro rata basis in the proportion that your Contract Value in each bears to your total Contract Value in all Variable Sub-Accounts, unless you request otherwise.

Currently, we have divided the Variable Sub-Accounts into two separate categories: "Available" and "Excluded." Currently, you may allocate up to 100% of your Contract Value to the Available Variable Sub-Accounts in any manner you choose. You may not allocate ANY PORTION of your Contract Value to the Excluded Variable Sub-Accounts. You may make transfers among any of the Available Variable Sub-Accounts. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.

Currently the Available Variable Sub-Accounts and the Excluded Variable Sub-Accounts are as follows (1,2):


----------------------------------------------------- ----------------------------------------------------

                          Available                                             Excluded

----------------------------------------------------- ----------------------------------------------------
----------------------------------------------------- ----------------------------------------------------

                                                      Oppenheimer Global Securities/VA
FTVIP Franklin Growth and Income Securities           Putnam VT Vista
FTVIP Franklin Income Securities                      Van Kampen LIT Aggressive Growth
FTVIP Franklin Large Cap Growth Securities            Van Kampen UIF Equity Growth (Class I & II)(3)(4)
FTVIP Franklin Small Cap Value Securities             Van Kampen UIF Small Company Growth(4)
FTVIP Franklin U.S. Government
FTVIP Mutual Shares Securities
FTVIP Templeton Developing Markets Securities
FTVIP Templeton Foreign Securities
Lord Abbett Series Fund - All Value
Lord Abbett Series Fund - Bond-Debenture
Lord Abbett Series Fund - Growth and Income
Lord Abbett Series Fund - Growth Opportunities
Lord Abbett Series Fund - Mid Cap Value
Oppenheimer Aggressive Growth/VA
Oppenheimer Balanced/VA
Oppenheimer Bond/VA
Oppenheimer Capital Appreciation/VA
Oppenheimer High Income/VA
Oppenheimer Main Street/VA
Oppenheimer Main Street Small Cap/VA
Oppenheimer Strategic Bond/VA
Putnam VT Global Asset Allocation
Putnam VT Growth and Income
Putnam VT High Yield
Putnam VT Income
Putnam VT International Equity
Putnam VT Investors
Putnam VT Money Market
Putnam VT New Value
Putnam VT The George Putnam Fund of Boston
Putnam VT Voyager
Van Kampen LIT Comstock
Van Kampen LIT Emerging Growth
Van Kampen LIT Growth and Income
Van Kampen LIT Money Market
Van Kampen UIF Emerging Markets Debt(4)
Van Kampen UIF Equity and Income(4)
Van Kampen UIF Global Franchise(4)
Van Kampen UIF U.S. Mid Cap Value (Class I & II)(3)(4)
Van Kampen UIF U.S. Real Estate(4)
----------------------------------------------------- ----------------------------------------------------


 (1)The FTVIP Franklin Small Cap Variable Sub-Account and the FTVIP Templeton Global Income Securities Variable Sub-Account, which were closed to new investments effective May 1, 2003, are not available with the SureIncome Option. You must transfer any portion of your Contract Value that is allocated to these Variable Sub-Accounts to any of the remaining Variable Sub-Accounts offered with the SureIncome Option prior to adding the SureIncome Option to your Contract.

(2)The Putnam VT Health Sciences Variable Sub-Account (Class IB), the Putnam VT New Opportunities Variable Sub-Account (Class IB), the Putnam VT Research Variable Sub-Account (Class IB), and the Putnam VT Utilities Growth and Income Variable Sub-Account (Class IB) were only offered with Contracts issued prior to October 1, 2004 and closed to new investments effective October 1, 2004. If you add this rider on or after January 1, 2005, you must transfer any portion of your Contract Value that is allocated to these Variable Sub-Accounts to any of the remaining Variable Sub-Accounts available with the SureIncome Option prior to adding the SureIncome Option to your Contract.

(3)The Van Kampen UIF Equity Growth Variable Sub-Account (Class II) and the Van Kampen UIF U.S. Mid Cap Value Variable Sub-Account (Class II) are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Van Kampen UIF Equity Growth Variable Sub-Account (Class I) and the Van Kampen UIF U.S. Mid Cap Value Variable Sub-Account (Class I).

(4)Morgan  Stanley  Investment   Management,   Inc.,  the  adviser  to  the  UIF
Portfolios, does business in certain instances using the name Van Kampen.

Cancellation of the SureIncome Option
You may not cancel the SureIncome Option prior to the 5th calendar year anniversary of the Rider Date. On or after the 5th calendar year anniversary of the Rider Date you may cancel the rider by notifying us in writing in a form satisfactory to us. We reserve the right to extend the date at which time the cancellation may occur to up to the 10th calendar year anniversary of the Rider Date at any time in our sole discretion. Any change we make will not apply to a SureIncome Option that was added to your Contract prior to the implementation date of the change.

Rider Trade-In Option
We offer a "Rider Trade-In Option" that allows you to cancel your SureIncome Option and immediately add a new Withdrawal Benefit Option ("New SureIncome Option"). We may also offer other Options ("Other New Options") under the Rider Trade-In Option. However, you may only select one Option under this Rider Trade-In Option at the time you cancel your SureIncome Option. Currently, we are also making the TrueReturn Accumulation Benefit Option available at the time of your first utilization of this Rider Trade-In Option so that you have the ability to switch from the SureIncome Option to the TrueReturn Accumulation Benefit Option. We may discontinue offering the TrueReturn Option under the Rider Trade-In Option for New SureIncome Options added in the future at anytime at our discretion. This Rider Trade-in Option is available provided all of the following conditions are met:

         The trade-in must occur on or after the 5th calendar year anniversary of the Rider Date. We reserve the right to extend the date at which time the trade-in may occur to up to the 10th calendar year anniversary of the Rider Date at any time in our sole discretion. Any change we make will not apply to a SureIncome Option that was added to your Contract prior to the implementation date of the change.

         The New Option will be made a part of your Contract on the date the existing Option is cancelled, provided it is cancelled for reasons other than the termination of your Contract.

         The New Option must be an Option that we make available for use with this Rider Trade-In Option.

         The issue requirements and terms and conditions of the New Option must be met as of the date the New Option is made a part of your Contract.

If the New Option is a SureIncome Option, the New Option must provide that the new Benefit Payment be greater than or equal to your current Benefit Payment as of the date the Rider Trade-In Option is exercised, if applicable.

You should consult with your sales representative before trading in your SureIncome Option.

Death of Owner or Annuitant
If the Owner or Annuitant dies and the Contract is continued under Option D of the Death of Owner or Death of Annuitant provisions of your Contract, then the SureIncome Option will continue unless the Contract Owner(or new Contract Owner) elects to cancel the SureIncome Option. If the SureIncome Option is continued, it will remain in effect until terminated. If the Contract is not continued under Option D above, then the SureIncome Option will terminate on the date we receive a Complete Request for Settlement of the Death Proceeds.

Termination of the SureIncome Option
This SureIncome Option will terminate on the earliest of the following to occur:

     The Benefit Base is reduced to zero;

     On the Payout Start Date (except if the Contract enters the Withdrawal Benefit Payout Phase as defined under the Withdrawal Benefit Payout Phase section);

     On the date the Contract is terminated;

     On the date the SureIncome Option is cancelled;

     On the date we receive a Complete Request for Settlement of the Death Proceeds; or

     On the date the SureIncome Option is replaced with a New Option under the Rider Trade-In Option.

Page 31: Replace the last two sentences of the 2nd paragraph under the heading "TRANSFERS DURING THE ACCUMULATION PHASE" with the following:

If you added the TrueReturn or SureIncome Option to your Contract, certain restrictions on transfers apply. See the "TrueReturnSM Accumulation Benefit Option" and "Withdrawal Benefit Option" sections of this prospectus for more information.


Page 35: Add the following after the section "RETIREMENT INCOME GUARANTEE OPTION FEE":


SUREINCOME WITHDRAWAL BENEFIT OPTION FEE

We charge a separate annual fee for the SureIncome Option ("SureIncome Option Fee" or "Rider Fee"). The current annual Rider Fee is 0.50% of the Benefit Base. We deduct the Rider Fee on each Contract Anniversary up to and including the date you terminate the Option. We reserve the right to increase the Rider Fee to up to 1.25% of the Benefit Base. We reserve the right to charge different Rider Fees for different Withdrawal Benefit Factors we may offer in the future. Once we issue your SureIncome Option, we cannot change the Rider Fee that applies to your Contract. If you elect to exercise the Rider Trade-In Option, the new Rider Fee will be based on the Rider Fee percentage applicable to a new SureIncome Option at the time of trade-in.

The Rider Fee is deducted only from the Variable Sub-Account(s) on a pro-rata basis in the proportion that your Contract Value in each Variable Sub-Account bears to your total Contract Value in all Variable Sub-Accounts. Rider Fees will decrease the number of Accumulation Units in each Variable Sub-Account. If, at the time the Rider Fee is deducted, the Rider Fee exceeds the total Contract Value in all Variable Sub-Accounts, the excess of the Rider Fee over the total Contract Value in all Variable Sub-Accounts will be waived.

The first Rider Fee will be deducted on the first Contract Anniversary following the Rider Date. A Rider Fee will be deducted on each subsequent Contract Anniversary up to and including the date the SureIncome Option is terminated.

For the first Contract Anniversary following the Rider Date, the Rider Fee is equal to the number of months from the Rider Date to the first Contract Anniversary, divided by twelve, multiplied by 0.50%, with the result multiplied by the Benefit Base as of the first Contract Anniversary. For subsequent Contract Anniversaries, the Rider Fee is equal to the 0.50% multiplied by the Benefit Base as of that Contract Anniversary.

If you terminate this SureIncome Option on a date other than a Contract Anniversary, we will deduct a Rider Fee unless the termination is on the Payout Start Date or is due to the death of the Contract Owner or Annuitant. The Rider Fee will be pro-rated to cover the period from the last Contract Anniversary to the date of termination or, if you terminate the SureIncome Option during the first Benefit Year, from the Rider Date to the date of termination. The pro-rated Rider Fee will be equal to the number of full months from the Contract Anniversary to the date of termination or, if you terminate this Option during the first Benefit Year, the number of full months from the Rider Date to the date of termination, divided by twelve, multiplied by 0.50%, with the result multiplied by the Benefit Base immediately prior to the withdrawal or termination. The Rider Fee will be waived during the Withdrawal Benefit Payout Phase.


Page 36: Replace the 4th sentence of the 7th paragraph under the heading "Access to Your Money" with the following:

If any withdrawal reduces your Contract Value to less than $1,000, we will treat the request as a withdrawal of the entire Contract Value, unless the Withdrawal Benefit Option is currently attached to your Contract.

Page 36: Replace the 6th sentence of the 7th paragraph under the heading "Access to Your Money" with the following:

Your contract will terminate if you withdraw all of your Contract Value, subject to certain exceptions if the SureIncome Withdrawal Benefit Option is currently attached to your Contract. See "SureIncome Withdrawal Benefit Option" for more details.

Page 37: Replace the 1st sentence of under the heading "MINIMUM CONTRACT VALUE" with the following:

If your request for a partial withdrawal would reduce your Contract Value to less than $1,000, we may treat it as a request to withdraw your entire Contract Value, unless the SureIncome Withdrawal Benefit Option is currently attached to your Contract.


Page 103:  Add the following Appendix:

Appendix I - SureIncome Withdrawal Benefit Option Calculation Examples

Example 1: Assume you purchase an Allstate Advisor contract with a $100,000 initial purchase payment and add the SureIncome Option at issue.

Your Benefit Base is $100,000, which is your initial purchase payment of $100,000. Your Benefit Payment is $8,000, which is 8% of your initial purchase payment.
Your Benefit Payment Remaining for this Benefit Year is $8,000, which is equal to your Benefit Payment at the beginning of this Benefit Year.

Example 2: Assume Example 1 is continued and an additional purchase payment of 40,000 is made in the first Benefit Year.

The Benefit Base is increased to $140,000, which is your prior Benefit Base ($100,000) plus your additional purchase payment ($40,000). The Benefit Payment is increased to $11,200, which is your prior Benefit Payment ($8,000) plus 8% of your additional purchase payment ($40,000).
The Benefit Payment Remaining is increased to $11,200, which is your Benefit Payment Remaining prior to your additional purchase payment ($8,000) plus 8% of your additional purchase payment ($40,000).

Example 3: Assume Example 1 is continued and a withdrawal of $8,000 is made during the first Benefit Year.

The Benefit Base is reduced to $92,000, which is your prior Benefit Base ($100,000) less your withdrawal ($8,000). The Benefit Payment is unchanged and remains $8,000.
The Benefit Payment Remaining in the first Benefit Year is $0, which is your Benefit Payment Remaining prior to your withdrawal ($8,000) less your withdrawal ($8,000).

Example 4: Assume example 1 is continued and a withdrawal of $25,000 is made during the first Benefit Year. Assume the Contract Value prior to the withdrawal was $130,000. Because the $25,000 withdrawal is larger than the Benefit Payment Remaining, the Benefit Base and Benefit Payment will be recalculated according to applicable formulas.

The Benefit Base is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 - $25,000) and ($100,000 - $25,000)=$75,000. The Benefit
Payment remains $8,000, determined by the following calculation: the lesser of ($8,000) and (8% x ($130,000-$25,000))=$8,000 There is no Benefit Payment
Remaining because the withdrawal has reduced it to $0.

Example 5: Assume example 3 is continued and an additional withdrawal of $5,000 is taken in the same year (the first Benefit Year). Assume the Contract Value prior to the additional withdrawal was $60,000. Because the $5,000 withdrawal is larger than the Benefit Payment Remaining ($0), the Benefit Base and Benefit Payment will be recalculated according to applicable formulas.

The Benefit Base is reduced to $55,000, determined by the following calculation: the lesser of ($60,000 - $5,000) and ($92,000 - $5,000)=$55,000. The Benefit
Payment is reduced to $4,400, determined by the following formula: the lesser of ($8,000) and ((8% x ($60,000-$5,000))=$4,400.
The Benefit Payment Remaining is unchanged at $0.

Example 6: Assume example 5 is continued and an additional Purchase Payment of 40,000 is made in the same year (the first Benefit Year).

The Benefit Base is increased to $95,000, which is your prior Benefit Base ($55,000) plus your additional purchase payment ($40,000). The Benefit Payment is increased to $7,600, which is your prior Benefit Payment ($4,400) plus 8% of your additional purchase payment ($40,000).
 The Benefit Payment Remaining is increased to $3,200, which is your Benefit Payment Remaining prior to your additional purchase payment ($0) plus 8% of your additional purchase payment ($40,000).

Example 7: Assume example 6 is continued and an additional withdrawal of $3,200 is taken in the same year (the first Benefit Year).

The Benefit Base is reduced to $91,800, which is your prior Benefit Base ($95,000) less your withdrawal ($3,200). The Benefit Payment is unchanged and remains $7,600.
The Benefit Payment Remaining is reduced to $0, which is your Benefit Payment Remaining prior to your withdrawal ($3,200) less your withdrawal ($3,200).

The following is a supplement to your Allstate Advisor Variable Annuities (Advisor, Advisor Plus, Advisor Preferred) prospectus. Please review and retain this supplement with your current prospectus. If you have any questions, call 1-866-718-9824.

                   Allstate Life Insurance Company of New York
                  Allstate Life of New York Separate Account A

                        Supplement, dated January 1, 2005
                                     to the
                      Prospectus dated May 1, 2004 for the
                       Allstate Advisor Variable Annuities
                   (Advisor, Advisor Plus, Advisor Preferred)
                as supplemented October 1, 2004 and June 9, 2004


This supplement amends the above-referenced prospectus for the Allstate Advisor, Allstate Advisor Plus and Allstate Advisor Preferred variable annuity contracts (the "Contracts"), offered by Allstate Life Insurance Company of New York. Please keep this supplement for future reference together with your prospectus. All capitalized terms have the same meaning as those included in the prospectus.

Page 32: Delete in their entirety the Sections entitled "Market Timing & Excess Trading" and "Trading Limitations" and replace them with the following:


MARKET TIMING & EXCESSIVE TRADING

The Contracts are intended for long-term investment. Market timing and excessive trading can potentially dilute the value of Variable Sub-Accounts and can disrupt management of a Portfolio and raise its expenses, which can impair Portfolio performance. Our policy is not to accept knowingly any money intended for the purpose of market timing or excessive trading. Accordingly, you should not invest in the Contract if your purpose is to engage in market timing or excessive trading, and you should refrain from such practices if you currently own a Contract.

We seek to detect market timing or excessive trading activity by reviewing trading activities. Portfolios also may report suspected market-timing or excessive trading activity to us. If, in our judgment, we determine that the transfers are part of a market timing strategy or are otherwise harmful to the underlying Portfolio, we will impose the trading limitations as described below under "Trading Limitations." Because there is no universally accepted definition of what constitutes market timing or excessive trading, we will use our reasonable judgment based on all of the circumstances.

While we seek to deter market timing and excessive trading in Variable Sub-Accounts, not all market timing or excessive trading is identifiable or preventable. Imposition of trading limitations is triggered by the detection of market timing or excessive trading activity, and the trading limitations are not applied prior to detection of such trading activity. Therefore, our policies and procedures do not prevent such trading activity before it first occurs. To the extent that such trading activity occurs prior to detection and the imposition of trading restrictions, the portfolio may experience the adverse effects of market timing and excessive trading described above.

TRADING LIMITATIONS

We reserve the right to limit transfers among the investment alternatives in any Contract year, or to refuse any transfer request, if:

o we believe, in our sole discretion, that certain trading practices, such as excessive trading, by, or on behalf of, one or more Contract Owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Variable
     Sub-Account or on the share prices of the corresponding Portfolio or otherwise would be to the disadvantage of other Contract Owners; or

o we are informed by one or more of the Portfolios that they intend to restrict the purchase, exchange, or redemption of Portfolio shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the prices of Portfolio shares.

In making the determination that trading activity constitutes market timing or excessive trading, we will consider, among other things:

o the total dollar amount being transferred, both in the aggregate and in the transfer request;

o the number of transfers you make over a period of time and/or the period of time between transfers (note: one set of transfers to and from a sub-account in a short period of time can constitute market timing);

o whether your transfers follow a pattern that appears designed to take advantage of short term market fluctuations, particularly within certain Sub-account underlying portfolios that we have identified as being susceptible to market timing activities;

o whether the manager of the underlying portfolio has indicated that the transfers interfere with portfolio management or otherwise adversely impact the portfolio; and

o the investment objectives and/or size of the Sub-account underlying portfolio.

If we determine that a contract owner has engaged in market timing or excessive trading activity, we will restrict that contract owner from making future additions or transfers into the impacted Sub-account(s). If we determine that a contract owner has engaged in a pattern of market timing or excessive trading activity involving multiple Sub-accounts, we will also require that all future transfer requests be submitted through regular U.S. mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery. Any Sub-account or transfer restrictions will be uniformly applied.

In our sole discretion, we may revise our Trading Limitations at any time as necessary to better deter or minimize market timing and excessive trading or to comply with regulatory requirements.

The following is a supplement to your Allstate Variable Annuities (Allstate Variable Annuity - B Share and Allstate Variable Annuity - L Share)prospectus. Please review and retain this supplement with your current prospectus. If you have any questions, call 1-800-256-9392.

                     Allstate Life Insurance Company of New
               York Allstate Life of New York Separate Account A

                       Supplement, dated January 1, 2005
                                     to the
                        Prospectus dated May 1, 2004 for
                         The Allstate Variable Annuities
  (Allstate Variable Annuity - B Share and Allstate Variable Annuity - L Share)
                as supplemented October 1, 2004 and June 4, 2004


This supplement amends the above-referenced prospectus for the Allstate Variable Annuity - B Share and the Allstate Variable Annuity - L Share variable annuity contracts (the "Contracts"), offered by Allstate Life Insurance Company of New York. Please keep this supplement for future reference together with your prospectus. All capitalized terms have the same meaning as those included in the prospectus.

Your prospectus is amended as follows:


The supplement is divided into three parts. Part I describes a change to the administrative expense charge for Contracts issued on or after January 1, 2005.
Part II describes changes to the Spousal Protection (Co-Annuitant) Option and the Spousal Protection (Co-Annuitant) Option for Custodial Individual Retirement Accounts. Part III describes the new SureIncome Withdrawal Benefit Option available with the Contracts.


Part I - Change to Administrative Expense Charge


Your prospectus is amended as follows:


Page 4: Replace the section under the heading "Overview of Contracts" with the following:

The Contracts offer many of the same basic features and benefits. They differ primarily with respect to the charges imposed, as follows:

o The Allstate Variable Annuity - B Share Contract has a mortality and expense risk charge of 1.10%, an administrative expense charge of 0.30%*, and a withdrawal charge of up to 7% with a 7-year withdrawal charge period;

o The Allstate Variable Annuity - L Share Contract has a mortality and expense risk charge of 1.50%, an administrative expense charge of 0.30%*, and a withdrawal charge of up to 7% with a 3-year withdrawal charge period.

Other differences between the Contracts relate to available Fixed Account Options. For a side-by-side comparison of these differences, please refer to Appendix A of this prospectus.

* The administrative expense charge may be increased, but will never exceed 0.35%. Once your Contract is issued, we will not increase the administrative expense charge for your Contract. The administrative expense charge is 0.19% for Contracts issued before January 1, 2005.

Page 6: Replace the first bulletpoint under the subheading "All Contracts" under the heading "The Contracts at a Glance" with the following:

Annual administrative expense charge of 0.30% (0.19% for Contracts issued before January 1, 2005; up to 0.35% for future Contracts).

Page 11: Replace the section under the subheading "Variable Account Annual Expenses" starting with the expense charge table with the following:


                                                    Mortality and Expense  Administrative Expense   Total Variable
Basic Contract (without any optional benefit)                 Charge            Charge*          Account Annual Expense
Allstate Variable Annuity                                      1.10%             0.30%                    1.40%
Allstate Variable Annuity - L share                            1.50%             0.30%                    1.80%

*We reserve the right to raise the administrative expense charge to 0.35%.
However, we will not increase the charge once we issue your Contract. The administrative expense charge is 0.19% for Contracts issued before January 1, 2005.

Each Contract also offers optional riders that may be added to the Contract. For each optional rider you select, you would pay the following additional mortality and expense risk charge associated with each rider.


MAV Death Benefit Option 0.20% (up to 0.30% for Options added in the future)
Enhanced Beneficiary Protection (Annual Increase) Option 0.30% Earnings
Protection Death Benefit Option (issue age 0-70) 0.25% (up to 0 .35% for Options added in the future) Earnings Protection Death Benefit Option (issue age 71-79)
0 .40% (up to 0 .50% for Options ad ded in the future)

If you select the Options with the highest possible combination of mortality and expense risk charges, your Variable Account expenses would be as follows, assuming current expenses:

                                                    Mortality and Expense      Administrative           Total Variable
                                                     Risk Charge               Expense Charge*        Account Annual Expense
Contract with the MAV Death Benefit Option,
Enhanced Beneficiary Protection (Annual
Increase) Option, Earnings Protection Death
Benefit Option (issue age 71-79)
Allstate Variable Annuity                                  2.00%                0.30%                        2.30%
Allstate Variable Annuity - L Share                        2.40%                0.30%                        2.70%


o As described above the administrative expense charge and the mortality and expense charge for certain Options may be higher for future Contracts. However, we will not increase the administrative expense charge once we issue your Contract, and we will not increase the charge for an Option once we add the Option to your Contract. The administrative expense charge is 0.19% for Contracts issued before January 1, 2005.


Page 15: Replace the 2nd paragraph under the subheading "Example 1" with the following (to reflect the addition of the Spousal Protection Benefit (Co-Annuitant) Option:

The example shows the dollar amount of expenses that you would bear directly or indirectly if you:

o    invested $10,000 in the Contract for the time periods indicated;

o    earned a 5% annual return on your investment;

o surrendered your Contract, or you began receiving income payments for a specified period of less than 120 months, at the end of each time period;

o    elected the MAV Death Benefit Option

o    elected RIG 2 (assuming Income Base A); and

o elected the Spousal Protection Benefit (Co-Annuitant) Option (See Part II of this supplement for details regarding the fee for the Spousal Protection Benefit (Co-Annuitant Option).

The example does not include any taxes or tax penalties you may be required to pay if you surrender your Contract.

Page 15: Replace the expense example table under the subheading "Example 1" with the following:


--------------------------------------------------------------------------------------------------

                       Allstate Variable Annuity - B Share    Allstate Variable Annuity - L Share
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
                        1 Year  3 Years  5 Years 10 Years   1 Year   3 Years   5 Years  10 Years
                        ------  -------  ------- --------   ------   -------   -------  --------
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Costs Based on Maximum
Annual Portfolio
Expenses                $1,367  $2,694   $3,960   $7,045    $1,323    $2,379   $3,870    $7,289
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Costs Based on Minimum   $930   $1,450   $2,000   $3,683     $886     $1,147   $1,944    $4,065
Annual Portfolio
Expenses
--------------------------------------------------------------------------------------------------


Page 15: Replace the expense example table under the subheading "Example 2" with the following:




--------------------------------------------------------------------------------------------------

                         Allstate Variable Annuity - B Share   Allstate Variable Annuity - L Share
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
                        1 Year  3 Years  5 Years 10 Years   1 Year   3 Years   5 Years  10 Years
                        ------  -------  ------- --------   ------   -------   -------  --------
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Costs Based on Maximum
Annual Portfolio
Expenses                 $772   $2,269   $3,705   $7,045     $813     $2,379   $3,870    $7,289
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Costs Based on Minimum   $335   $1,025   $1,745   $3,683     $376     $1,147   $1,944    $4,065
Annual Portfolio
Expenses
--------------------------------------------------------------------------------------------------




Please remember that you are looking at examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The examples do not assume that any portfolio expense waivers or reimbursement arrangements are in effect for the periods presented. The examples reflect the Preferred withdrawal amounts, if applicable, and the deduction of the annual contract maintenance charge of $30 each year. The above examples assume you have selected the MAV Death Benefit Option, the Spousal Protection Benefit (Co-Annuitant) Option, RIG 2 and that Income Base A is applied. If any or all of these features were not elected, the expense figures shown above would be slightly lower.


Page 32: Replace the first sentence in the first paragraph under the subheading "Administrative Expense Charge" under the heading "Expenses" with the following:


We deduct an administrative expense charge daily at an annual rate of 0.30% (0.19% for Contracts issued before January 1, 2005) of the average daily net assets you have invested in the Variable Sub-Accounts.

Part  II  -  Spousal  Protection  Benefit   (Co-Annuitant)  Option  and  Spousal
Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts

Your prospectus is amended as follows for changes related to the Spousal Protection Benefit (Co-Annuitant) Option and Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts:


Page 3: Add the following to the Important Terms list under the heading "Important Terms":


Spousal Protection Benefit (Co-Annuitant) Option for
Custodial Individual Retirement Accounts                                      17

Page 6: Replace the 8th bulletpoint under the subheading "All Contracts" under the heading "Expenses" with the following:

o If you select the Spousal Protection Benefit (Co-Annuitant) Option or Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts ("CSP") you would pay an additional annual fee ("Rider Fee") of 0.10%** (up to 0.15% for Options added in the future) of the Contract Value ("Contract Value") on each Contract Anniversary. These Options are only available for certain types of IRA Contracts, which are Contracts issued with an Individual Retirement Annuity or Account ("IRA") under Section 408 of the Internal Revenue Code. The CSP is only available for certain Custodial Individual Retirement Accounts established under
     Section 408 of the Internal Revenue Code. For Contracts purchased on or after January 1, 2005, we may discontinue offering the Spousal Protection Benefit (Co-Annuitant) Option at any time prior to the time you elect to receive it.


**No Rider Fee was charged for these Options for Contract Owners who added these Options prior to January 1, 2005. See page 11 for details.

Page 11: Delete the 2nd line reference to the Spousal Protection Benefit (Co-Annuitant) Option mortality and expense risk charge under the 2nd paragraph under the heading "Variable Account Annual Expenses".

Page 11: Add the following after the description of the "Retirement Income Guarantee Option Fee" under the heading "Variable Account Annual Expenses":


Spousal Protection Benefit (Co-Annuitant) Option Fee
(as a percentage of Contract Value on each Contract Anniversary)

-------------------------------------------------------------------------- --------------------
Spousal Protection Benefit (Co-Annuitant) Option                                0.10%*
-------------------------------------------------------------------------- --------------------

* Applies to Contract owners who select the option on or after January 1, 2005.
Up to 0.15% for options added in the future.

Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts Fee
(as a percentage of Contract Value on each Contract Anniversary)

-------------------------------------------------------------------------- --------------------
Spousal Protection Benefit (Co-Annuitant) Option                                0.10%*
-------------------------------------------------------------------------- --------------------

* Applies to Contract owners who select the option on or after January 1, 2005. Up to 0.15% for options added in the future.


If you select the Spousal Protection Benefit (Co-Annuitant) Option or Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts on or after January 1, 2005, you will pay a Rider Fee at the annual rate of 0.10% of the Contract Value on each Contract Anniversary. We reserve the right to increase the annual Rider Fee to up to 0.15% of the Contract Value. If you selected either of these Options prior to January 1, 2005, there is no charge associated with your Option. See "Spousal Protection Benefit (Co-Annuitant) Option Fee and Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts Fee" for details.



Page 15: Replace the 2nd paragraph under the subheading "Example 1" with the following (to reflect the addition of the Spousal Protection Benefit (Co-Annuitant) Option:

     The example shows the dollar amount of expenses that you would bear directly or indirectly if you:

     o    invested $10,000 in the Contract for the time periods indicated;

     o    earned a 5% annual return on your investment;

     o surrendered your Contract, or you began receiving income payments for a specified period of less than 120 months, at the end of each time period;

     o    elected the MAV Death Benefit Option

     o    elected RIG 2 (assuming Income Base A); and

     o    elected the Spousal Protection Benefit (Co-Annuitant) Option.

The example does not include any taxes or tax penalties you may be required to pay if you surrender your Contract.


Page 15: Under the subheading "Example 1" replace the expense example table with the following:


--------------------------------------------------------------------------------------------------
                       Allstate Variable Annuity          Allstate Variable Annuity - L
                               - B Share                              Share
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
                        1 Year  3 Years  5 Years 10 Years   1 Year   3 Years   5 Years  10 Years
                        ------  -------  ------- --------   ------   -------   -------  --------
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Costs Based on Maximum
Annual Portfolio
Expenses                $1,367  $2,694   $3,960   $7,045    $1,323    $2,379   $3,870    $7,289
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Costs Based on Minimum   $930   $1,450   $2,000   $3,683     $886     $1,147   $1,944    $4,065
Annual Portfolio
Expenses
--------------------------------------------------------------------------------------------------




Page 15: Under the subheading "Example 2" replace the expense example table with the following:

--------------------------------------------------------------------------------------------------
                       Allstate Variable Annuity          Allstate Variable Annuity - L
                               - B Share                              Share
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
                        1 Year  3 Years  5 Years 10 Years   1 Year   3 Years   5 Years  10 Years
                        ------  -------  ------- --------   ------   -------   -------  --------
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Costs Based on Maximum
Annual Portfolio
Expenses                 $772   $2,269   $3,705   $7,045     $813     $2,379   $3,870    $7,289
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Costs Based on Minimum   $335   $1,025   $1,745   $3,683     $376     $1,147   $1,944    $4,065
Annual Portfolio
Expenses
--------------------------------------------------------------------------------------------------


Page 15: Under the subheading "Example 2" replace the second to last sentence of the bolded paragraph with the following:


The above examples assume you have selected the MAV Death Benefit Option, the Spousal Protection Benefit (Co-Annuitant) Option, RIG 2 and that Income Base A is applied.


Page 16: Replace the 5th paragraph under the subheading "Contract Owner" with the following:

If you select the Spousal Protection Benefit (Co-Annuitant) Option or the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts, the maximum age of any Contract Owner or beneficial owner for CSP on the Rider Application Date is currently age 90.

Page 16: Replace the 2nd paragraph under the subheading "Annuitant" with the following:

If you select the Spousal Protection Benefit (Co-Annuitant) Option, the maximum age of any Annuitant on the Rider Application date is age 90.



Page 16: Add the following before the 2nd to last paragraph under the subheading "Annuitant":

If you select the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts, the maximum age of any Annuitant on the Rider Application date is age 90.


Page 17: Add the following immediately after the heading "CO-ANNUITANT":

Spousal Protection Benefit (Co-Annuitant) Option

Page 17: Replace the 2nd bulletpoint in the first paragraph under the new subheading "Spousal Protection Benefit(Co-Annuitant) Option" under the heading "CO-ANNUITANT" with the following:

o    the Contract Owner must be age 90 or younger on the Rider Application Date;

o and the Co-Annuitant must be age 79 or younger on the Rider Application Date; and


Page 17: Replace the first sentence under the last paragraph under the new subheading "Spousal Protection Benefit (Co-Annuitant) Option" under the heading "CO-ANNUITANT" with the following:

Under the Spousal Protection Benefit (Co-Annuitant) Option, the Co-Annuitant will be considered to be an Annuitant during the Accumulation Phase, except the Co-Annuitant will not be considered to be an Annuitant for purposes of determining the Payout Start Date or upon the death of the Co-Annuitant.

Page 17: Add the following after the last paragraph under the heading "CO-ANNUITANT":

Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts

Contracts that meet the following conditions and that elect the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts may name the spouse of the Annuitant as a Co-Annuitant:

o the beneficially owned Contract must be a Custodial traditional IRA, Custodial Roth IRA, or a Custodial Simplified Employee Pension IRA;

o the Annuitant must be the beneficial owner of the Custodial traditional IRA, Custodial Roth IRA, or Custodial Simplified Employee Pension IRA;

o the Co-Annuitant must be the legal spouse of the Annuitant and only one Co-Annuitant may be named;

o the Co-Annuitant must be the sole beneficiary of the Custodial traditional IRA, Custodial Roth IRA, or the Custodial Simplified Employee Pension IRA;

o    the Annuitant must be age 90 or younger on the Rider Application Date; and

o    the Co-Annuitant must be age 79 or younger on the Rider Application Date.

Under the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts, the Co-Annuitant will be considered to be an Annuitant during the Accumulation Phase, except the Co-Annuitant will not be considered to be an Annuitant for purposes of determining the Payout Start Date or upon the death of the Co-Annuitant. The Co-Annuitant is not considered the beneficial owner of the Custodial traditional IRA, Custodial Roth IRA, or the Custodial Simplified Employee Pension IRA. See "Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts and Death of Co-Annuitant" for more information.

Page 31: Delete the last bulletpoint under the heading "MORTALITY AND EXPENSE RISK CHARGE".


Page 31: Add the following after the section "TRUERETURNSM ACCUMULATION BENEFIT OPTION FEE":


SPOUSAL PROTECTION BENEFIT(CO-ANNUITANT) OPTION FEE and Spousal Protection Benefit(Co-Annuitant) Option for Custodial Individual Retirement Accounts FEE

We charge a separate annual Rider Fee for both the Spousal Protection Benefit(Co-Annuitant) Option and Spousal Protection Benefit(Co-Annuitant) Option for Custodial Individual Retirement Accounts. The current annual Rider Fee is 0.10% of the Contract Value for either Option. This applies to all new Options added on or after January 1, 2005. For Options added prior to January 1, 2005, there is no charge associated with the Options. We deduct the Rider Fee on each Contract Anniversary up to and including the date you terminate the Option. We reserve the right to increase the annual Rider Fee to up to 0.15% of the Contract Value. We reserve the right to charge different Rider Fees for new Spousal Protection Benefit(Co-Annuitant) Options and/or new Spousal Protection Benefit(Co-Annuitant) Options for Custodial Individual Retirement Accounts we offer in the future. Once we issue your Option, we cannot change the Rider Fee that applies to your Contract.

The Rider Fee is deducted only from the Variable Sub-Account(s) on a pro-rata basis in the proportion that your value in each Variable Sub-Account bears to your total value in all Variable Sub-Accounts. Rider Fees will decrease the number of Accumulation Units in each Variable Sub-Account. If, at the time the Rider Fee is deducted, the Rider Fee exceeds the total value in all Variable Sub-Accounts, the excess of the Rider Fee over the total value in all Variable Sub-Accounts will be waived.

The first Rider Fee will be deducted on the first Contract Anniversary following the Rider Date. A Rider Fee will be deducted on each subsequent Contract Anniversary up to and including the date the Option is terminated. We will not charge a Rider Fee on the date the Option is terminated, on a date other than the Contract Anniversary, if the Option is terminated on the Payout Start Date or due to death of the Contract Owner or Annuitant.

For the first Contract Anniversary following the Rider Date, the Rider Fee is equal to the number of months from the Rider Date to the first Contract Anniversary, divided by twelve, multiplied by 0.10%, with the result multiplied by the Contract Value as of the first Contract Anniversary. For subsequent Contract Anniversaries, the Rider Fee is equal to 0.10% multiplied by the Contract Value as of that Contract Anniversary. If you terminate this Option on a date other than a Contract Anniversary, we will deduct a Rider Fee. The Rider Fee will be pro-rated to cover the period from the last Contract Anniversary to the date of termination, or if you terminate this Option during the first Benefit Year, from the Rider Date to the date of termination. The pro-rated Rider Fee will be equal to the number of full months from the Contract Anniversary to the date of termination, or if you terminate this Option during the first Contract Year after adding the Option, the number of full months from the Rider Date to the date of termination, divided by twelve, multiplied by 0.10%, with the result multiplied by the Contract Value immediately prior to the termination.


Page 45: Replace the 3rd and 4th bulletpoints after the 1st paragraph under the heading "Spousal Protection Benefit (Co-Annuitant) Option and Death of Co-Annuitant" with the following:

o The Contract Owner must be age 90 or younger on the Rider Application Date; and the Co-Annuitant must be age 79 or younger on the Rider Application Date.

o The option may be added at Contract issue or anytime after Contract issue through April 30, 2005. On or after May 1, 2005, the option may only be added when we issue the Contract or within 6 months of the Contract Owner's marriage. We may require proof of marriage in a form satisfactory to us.

Page 46: Replace the 4th paragraph under the heading "Spousal Protection Benefit (Co-Annuitant) Option and Death of Co-Annuitant" with the following:

There is an annual Rider Fee of 0.10% of the Contract Value for new Options added on or after January 1, 2005. For Options added prior to this date, there is no charge for this Option. We reserve the right to assess an annual Rider Fee not to exceed 0.15% for Options added in the future. Once this Option is added to your Contract, we guarantee that we will not increase what we charge you for this Option. For Contracts purchased on or after January 1, 2005, we may discontinue offering the Spousal Protection Benefit (Co-Annuitant) Option at any time prior to the time you elect to receive it.

Page 46: Replace the 5th paragraph under the heading "Spousal Protection Benefit (Co-Annuitant) Option and Death of Co-Annuitant" with the following:


The option will terminate upon the date termination is accepted by us or will terminate on the earliest of the following occurrences:

o upon the death of the Co-Annuitant (as of the date we determine the Death Proceeds);

o upon the death of the Contract Owner (as of the date we determine the Death Proceeds);

o    on the date the Contract is terminated;

o    on the Payout Start Date; or

o on the date you change the beneficiary of the Contract and the change is accepted by us;

o for options added on or after January 1, 2005, the Owner may terminate the option upon the divorce of the Owner and the Co-Annuitant by providing written notice and proof of divorce in a form satisfactory to us;

o for options added prior to January 1, 2005, the Owner may terminate this option at anytime by written notice in a form satisfactory to us.


Once terminated, a new Spousal Protection Benefit(Co-Annuitant) Option cannot be added to the Contract unless the last option attached to the Contract was terminated due to divorce or a change of beneficiary.

Page 46: Add the following after the section "Death of Co-Annuitant" under the heading "Spousal Protection Benefit (Co-Annuitant) Option and Death of Co-Annuitant" (Note: for Contracts that have already been issued the Spousal Protection Benefit(Co-Annuitant) Option for Custodial Individual Retirement Accounts, this section replaces the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts and Death of Co-Annuitant section of the supplement dated June 14, 2004):

Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts and Death of Co-Annuitant

We offer a Spousal Protection Benefit (Co-Annuitant) Option for certain Custodial Individual Retirement Accounts established under Code Section 408(a) that may be added to your Contract. CSP may not be available in all states. CSP is subject to the following conditions ("CSP Conditions"):

o The beneficially owned Contract must be a Custodial traditional IRA, Custodial Roth IRA, or a Custodial Simplified Employee Pension IRA.

o The Annuitant must be the beneficial owner of the Custodial traditional IRA, Custodial Roth IRA, or Custodial Simplified Employee Pension IRA.

o The Co-Annuitant must be the legal spouse of the Annuitant. Only one Co-Annuitant may be named.

o The Co-Annuitant must be the sole beneficiary of the Custodial traditional IRA, Custodial Roth IRA, or the Custodial Simplified Employee Pension IRA.

o    The Annuitant must be age 90 or younger on the CSP Application Date.

o    The Co-Annuitant must be age 79 or younger on the CSP Application Date.

o The CSP may be added at Contract issue or anytime after Contract issue through April 30, 2005. On or after May 1, 2005, the CSP may only be added when we issue the Contract or within 6 months of the beneficial owner's marriage. We may require proof of marriage in a form satisfactory to us.

o    We have made no payments under any Income Plan.

o There is an annual Rider Fee of 0.10% of the Contract Value for new Options added on or after January 1, 2005. For Options added prior to this date, there is no charge for this Option. We reserve the right to increase the annual Rider Fee to up to 0.15% of the Contract Value.

Under CSP, the Co-Annuitant will be considered to be an Annuitant under the Contract during the Accumulation Phase except that:

o The Co-Annuitant will not be considered to be an Annuitant for purposes of determining the Payout Start Date.

o The "Death of Annuitant" provision of the Contract does not apply on the death of the Co-Annuitant.

o The Co-Annuitant is not considered the beneficial owner of the Custodial traditional IRA, Custodial Roth IRA, or the Custodial Simplified Employee Pension IRA.


You may change the Co-Annuitant to a new spouse only if you provide proof of remarriage in a form satisfactory to us. Once we accept a change, the change will take effect on the date you signed the request. Each change is subject to any payment we make or other action we take before we accept it. At any time, there may only be one Co-Annuitant under your Contract.


For Spousal Protection Benefit (Co-Annuitant) Options for Custodial Individual Retirement Accounts added on or after January 1, 2005, there is an annual Rider Fee of 0.10% of the Contract Value for this Option. For Options added prior to this date, there is no charge for this Option. We reserve the right to assess an annual Rider Fee not to exceed 0.15% for Options added in the future. Once this Option is added to your Contract, we guarantee that we will not increase what we charge you for this Option. For Contracts issued on or after January 1, 2005, we may discontinue offering the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts at any time to new Contract Owners and to existing Contract Owners who did not elect the Option prior to the date of discontinuance.

The Owner may terminate CSP upon the divorce of the Annuitant and the Co-Annuitant by providing written notice and proof of divorce in a form satisfactory to us. The Owner may also terminate CSP upon a change in the beneficiary of the IRA by providing written notice and proof of the change in a form satisfactory to us. CSP will terminate upon the date termination is accepted by us or on the earliest of the following occurrences:

o On the date CSP is terminated as described above; or o Upon the death of the Annuitant; or o Upon the death of the Co-Annuitant; or o On the date the Contract is terminated; or o On the Payout Start Date.

Once terminated, a new CSP cannot be added to the Contract unless the last option attached to the Contract was terminated due to divorce or change of beneficiary of the IRA.

Death of Co-Annuitant.  This section applies if:

o    The CSP Conditions are met.

o The Annuitant was, at the time of the Co-Annuitant's death, the beneficial owner of the Custodial traditional IRA, Custodial Roth IRA, or Custodial Simplified Employee Pension IRA.

o    We have received proof satisfactory to us that the Co-Annuitant has died.

o The Co-Annuitant was, at the time of the Co-Annuitant's death, the sole beneficiary of the Custodial traditional IRA, Custodial Roth IRA, or Custodial Simplified Employee Pension IRA, and

o The Co-Annuitant was, at the time of the Co-Annuitant's death, the legal spouse of the Annuitant.

If this section applies and if the Co-Annuitant dies prior to the Payout Start Date, then, subject to the following conditions, the Contract may be continued according to Option D under the "Death of Owner" provisions under the same terms and conditions that would apply if the Co-Annuitant were the Owner of the Contract before death and the sole new Owner of the Contract were the Annuitant provided that:

o The Co-Annuitant was the legal spouse of the Annuitant on the date of Annuitant's death.

o    The Owner does not thereafter name a new Co-Annuitant; and

o The Owner of the Custodial traditional IRA, Custodial Roth IRA, or Custodial Simplified Employee Pension IRA remains the Custodian; and

o    The Contract may only be continued once.

Part III - SUREINCOME WITHDRAWAL BENEFIT OPTION


Your prospectus is amended as follows for changes related to the SureIncome Withdrawal Benefit Option:


Page 2:  Add the following to the heading "Table of Contents":

Appendix I - SureIncome Withdrawal Benefit Option
Calculation Examples                                                            80

Page 3: Add the following to the end of the Important Terms list under the heading "Important Terms":

SureIncome Withdrawal Benefit Option                                            23
Benefit Year                                                                    23
Withdrawal Benefit Payout Phase                                                 23
Withdrawal Benefit Payout Phase Start Date                                      23
Withdrawal Benefit Factor                                                       23
Benefit Payment                                                                 23
Benefit Payment Remaining                                                       23


Page 6: Replace the last sentence of the 6th bulletpoint under the subheading "All Contracts" under the heading "Expenses" with the following:

You may not select the TrueReturn Option together with a Retirement Income Guarantee Option or a SureIncome Withdrawal Benefit Option.

Page 6: Add the following after the 4th bulletpoint under the subheading "All Contracts" under the heading "Expenses" with the following:

o If you select the SureIncome Withdrawal Benefit Option ("SureIncome Option") you would pay an additional annual fee ("SureIncome Option Fee") of 0.50% (up to 1.25% for Options added in the future) of the Benefit Base on each Contract Anniversary (See the SureIncome Option Fee section). You may not select the SureIncome Option together with a Retirement Income Guarantee Option or a TrueReturn Option. We may discontinue offering the SureIncome Option at any time prior to the time you elect to receive it.

Page 8: Replace the 1st sentence of the 2nd paragraph under the heading "Withdrawals" with the following:


If any withdrawal reduces your Contract Value to less than $1,000, we will treat the request as a withdrawal of the entire Contract Value, unless the SureIncome Withdrawal Benefit Option is in effect under your Contract.


Page 11: Add the following after the "TrueReturnSM Accumulation Benefit Option Fee" subheading under the heading "Variable Account Annual Expenses":

SureIncome Option Fee

(annual rate as a percentage of Benefit Base on a Contract Anniversary)


------------------------------------------------------- -----------------------------------------------------

         SureIncome Withdrawal Benefit Option                                  0.50%*

------------------------------------------------------- -----------------------------------------------------


*Up to 1.25% for SureIncome Options added in the future. See "SureIncome Withdrawal Benefit Option" for details.

Page 19: Replace the 3rd sentence of the 2nd paragraph under the heading "TRUERETURNSM ACCUMULATION BENEFIT OPTION" with the following:

You may only have one of the following in effect on your Contract at the same time: a TrueReturn Option, a Retirement Income Guarantee Option or a SureIncome Option.

Page 23: Add the following before the last paragraph under the heading "Rider Trade-In Option":


Currently, we are also making the SureIncome Option available at the time of your first utilization of this TrueReturn Rider Trade-In Option. We may discontinue offering the SureIncome Option under the Rider Trade-In Option for new TrueReturn Options added in the future at anytime at our discretion. You may cancel your TrueReturn Option and immediately add a new SureIncome Option, provided all of the following conditions are met:

o The trade-in must occur on or after the 5th Rider Anniversary and prior to the Rider Maturity Date. We reserve the right to extend the date at which time the trade-in may occur to up to the 10th anniversary of the Rider Date at any time in our sole discretion. Any change we make will not apply to a TrueReturn Option that was added to your Contract prior to the implementation date of the change.

o The new SureIncome Option will be made a part of your Contract on the date the existing TrueReturn Option is cancelled, provided it is cancelled for reasons other than the termination of your Contract.

o The new SureIncome Option must be a SureIncome Option that we make available for use with this Rider Trade-In Option.

o The issue requirements and terms and conditions of the new SureIncome Option must be met as of the date the new SureIncome Option is made a part of your Contract.


Page 23: Add the following after the "TRUERETURNSM ACCUMULATION BENEFIT OPTION" section:

SUREINCOME WITHDRAWAL BENEFIT OPTION

We offer the SureIncome Withdrawal Benefit Option which is available for an additional fee. The SureIncome Option provides a guaranteed withdrawal benefit that gives you the right to take limited partial withdrawals that total an amount equal to your purchase payments plus any applicable credit enhancements (subject to certain restrictions). Therefore, regardless of the subsequent fluctuations in the value of your Contract Value, you are entitled to a Benefit Payment each Benefit Year until your Benefit Base is exhausted (terms defined below).


The SureIncome Option guarantees an amount up to the "Benefit Payment Remaining" which will be available for withdrawal from the Contract each "Benefit Year" until the "Benefit Base" (defined below) is reduced to zero. If the Contract Value is reduced to zero and the Benefit Base is still greater than zero, we will distribute an amount equal to the Benefit Base to the Contract owner as described below under the "Withdrawal Benefit Payout Phase".

For purposes of the SureIncome Option, "withdrawal" means the gross amount of a withdrawal before any applicable charges such as withdrawal charges, fees, taxes or adjustments including any applicable Market Value Adjustments and surrender charges. Under the SureIncome Option, we currently do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value.

The "Rider Date" is the date the SureIncome Option was made a part of your Contract. The initial Benefit Year is the period between the Rider Date and the first Contract Anniversary after the Rider Date. Each subsequent Benefit Year will coincide with (the same as) the Contract Year.

The SureIncome Option is available at issue of the Contract, or may be added later, subject to availability and issue requirements. Currently, you may have only one SureIncome Option in effect on your Contract at one time. You may only have one of the following in effect on your Contract at the same time: a SureIncome Option, a TrueReturn Option, or a Retirement Income Guarantee Option. The SureIncome Option is only available if the oldest Contract Owner and oldest Annuitant are age 75 or younger on the effective date of the Rider (the "Rider Application Date"). The SureIncome Option is not available to be added to a Contract categorized as a Tax Sheltered Annuity as defined under Internal Revenue Code Section 403(b) at this time. We reserve the right to make the SureIncome Option available to such Contracts on a nondiscriminatory basis in the future at our discretion. Once added to your Contract, the SureIncome Option may be cancelled at any time on or after the 5th calendar year anniversary of the Rider Date by notifying us in writing in a form satisfactory to us.

The SureIncome Option may not be available in all states. We may discontinue offering the SureIncome Option at any time to new Contract Owners and to existing Contract Owners who did not elect the SureIncome Option prior to the date of discontinuance.

Withdrawal Benefit Factor
The "Withdrawal Benefit Factor" is used to determine the "Benefit Payment" and Benefit Payment Remaining. We currently offer a Withdrawal Benefit Factor equal to 8%. We reserve the right to make other Withdrawal Benefit Factors available in the future for new SureIncome Options and/or to eliminate the current Withdrawal Benefit Factor. Once a Withdrawal Benefit Factor has been established for a SureIncome Option, it cannot be changed after the Rider Date unless that SureIncome Option is terminated.

Benefit Payment and Benefit Payment Remaining
The Benefit Payment is the amount available at the beginning of each Benefit Year that you may withdraw during that Benefit Year. The Withdrawal Benefit Factor and the Benefit Base are used to determine your Benefit Payment. The Benefit Payment Remaining is the amount remaining after any previous withdrawals in a Benefit Year that you may withdraw without reducing your Benefit Base by more than the amount of the withdrawal and without reducing your Benefit Payment available in future Benefit Years. Please note that any premiums or withdrawals made on a Contract Anniversary would be applied to the Benefit Year that just ended on that Contract Anniversary.

The Benefit Payment Remaining is equal to the Benefit Payment at the beginning of each Benefit Year.

During each Benefit Year the Benefit Payment Remaining will be increased by purchase payments multiplied by the Withdrawal Benefit Factor (currently 8% for new SUREINCOME Options) and reduced by the amount of each withdrawal. The Benefit Payment Remaining will never be less than zero.

On the Rider Date, the Benefit Payment is equal to the greater of:

         The Contract Value multiplied by the Withdrawal Benefit Factor (currently 8% for new SureIncome Options); or

         The value of the Benefit Payment of the previous Withdrawal Benefit Option (attached to your Contract) which is being terminated under a rider trade-in option (see "Rider Trade-In Option" below for more information), if applicable.

After the Rider Date, the Benefit Payment will be increased by purchase payments multiplied by the Withdrawal Benefit Factor and affected by withdrawals as follows:

          If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment is unchanged.

If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment will be the lesser of:

         The Benefit Payment immediately prior to the withdrawal; or

         The net of the Contract Value immediately prior to withdrawal less the amount of the withdrawal, multiplied by the Withdrawal Benefit Factor.

At our discretion, the Benefit Payment available during a Benefit Year may be increased on a nondiscriminatory basis and without prior notice in order to satisfy IRS minimum distribution requirements on the Contract under which this Option has been elected. We are currently not increasing the Benefit Payment available to satisfy IRS minimum distribution requirements.

Benefit Base
The Benefit Base is not available as a Contract Value or Settlement Value. The Benefit Base is used solely to help calculate the Rider Fee, the amount that may be withdrawn and payments that may be received under the SureIncome Option. On the Rider Date, the Benefit Base is equal to the Contract Value. After the Rider Date, the Benefit Base will be increased by purchase payments and decreased by withdrawals as follows:

         If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be reduced by the amount of the withdrawal.

If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be the lesser of:

         The Contract Value immediately prior to withdrawal less the amount of the withdrawal; or

         The Benefit Base immediately prior to withdrawal less the amount of the withdrawal.

The Benefit Base may also be reduced in other situations as detailed in the "Owner and Assignment of Payments or Interest" section below.

If the Benefit Base is reduced to zero, this SureIncome Option will terminate.

For numerical examples that illustrate how the values defined under the SureIncome Option are calculated, see Appendix I.

Contract Owner and Assignment of Payments or Interest
If you change the Contract Owner or assign any payments or interest under this Contract, as allowed, to any living or non-living person other than your spouse on or after the first calendar year anniversary of the Rider Date, the Benefit Base will be recalculated to be the lesser of the Contract Value and the Benefit Base at the time of assignment.

Contract Value
If your Contract Value is reduced to zero due to fees or withdrawals and your Benefit Base is still greater than zero, your Contract will immediately enter the Withdrawal Benefit Payout Phase.

Under the SureIncome Option, we currently do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value. We reserve the right to change this at any time.

Withdrawal Benefit Payout Phase
Under the Withdrawal Benefit Payout Phase, the Accumulation Phase of the Contract ends and the Contract enters the Payout Phase subject to the following:

The "Withdrawal Benefit Payout Start Date" is the date the Withdrawal Benefit Payout Phase is entered and the Accumulation Phase of the Contract ends.

No further withdrawals, purchase payments or any other actions associated with the Accumulation Phase can be made after the Withdrawal Benefit Payout Start Date.

The Payout Start Date is the first day of the next Benefit Year after the Withdrawal Benefit Payout Start Date. We reserve the right to allow other Payout Start Dates to be requested on a nondiscriminatory basis without prior notice.

During the Withdrawal Benefit Payout Phase, we will make scheduled fixed income payments to the Owner (or new Contract Owner) at the end of each month starting one month after the Payout Start Date. The amount of each payment will be equal to the Benefit Payment divided by 12, unless a payment frequency other than monthly is requested in a form acceptable to us and received by us before the first payment is made (the amount of each payment will be adjusted accordingly; i.e. if the payment frequency requested is quarterly, the amount of each payment will be equal to the Benefit Payment divided by 4). Payments will be made over a period certain such that total payments made will equal the Benefit Base on the Payout Start Date; therefore, the final payment may be reduced. If your Contract is a qualified contract, meaning an individual retirement annuity qualified as defined under Internal Revenue Code Section 408(b) or a Tax Sheltered Annuity as defined under Internal Revenue Code Section 403(b), the period certain cannot exceed that which is required by Internal Revenue Code Section 401(a)(9) and regulations promulgated thereunder. Therefore, the amount of each payment under this Option may be larger so that the sum of the payments made over this period equals the Benefit Base on the Payout Start Date. Additionally, if your Contract is a qualified contract, we will not permit a change in the payment frequency or level.

If your Contract is a non-qualified contract, we reserve the right to allow other payment frequencies or levels to be requested on a nondiscriminatory basis without prior notice. In no event will we allow more than one change in the payment frequency or level during a Contract Year.

If the Owner dies before all payments have been made, the remaining payments will continue to be made to the new Contract Owner as scheduled.

Once all scheduled payments have been paid, the Contract will terminate.


Generally, you may not make withdrawals, purchase payments or any other actions associated with the Accumulation Phase after the Withdrawal Benefit Payout Start Date.

EXAMPLE

Beginning of Benefit Year 1*
Contract Value = $100,000
Benefit Base = $100,000
Benefit Payment = $8,000
Benefit Payment Remaining = $8,000

In this example, you can take a Benefit Payment of up to $8,000 in Benefit Year
1. If a withdrawal of $6,000 is taken then the following values would apply:

Contract Value = $94,000 (Assuming that your Contract Value has not been affected by any other factors) Benefit Base = $94,000
Benefit Payment = $8,000
Benefit Payment Remaining = $2,000

Beginning of Benefit Year 2

Contract Value = $70,000 (Assuming that your contract value has declined due to poor performance) Benefit Base = $94,000
Benefit Payment = $8,000
Benefit Payment Remaining = $8,000 (resets at the beginning of each benefit year)

In Benefit Year 2 you have the right to a Benefit Payment of $8,000 and since you have not taken any withdrawals yet in Benefit Year 2, the Benefit Payment Remaining would also be $8,000 at the beginning of Benefit Year 2.

*This example assumes an initial Contract Value of $100,000, no additional purchase payments, a withdrawal benefit factor of 8% and does not take into account fees or charges.


Investment Requirements
If you add the SureIncome Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest. The specific requirements are described below in more detail and will be determined by the Withdrawal Benefit Factor. These requirements may include, but are not limited to, maximum investment limits on certain Variable Sub-Accounts or on certain Fixed Account Options, exclusion of certain Variable Sub-Accounts or of certain Fixed Account Options, required minimum allocations to certain Variable Sub-Accounts, and restrictions on transfers to or from certain investment alternatives. We may also require that you use the Automatic Portfolio Rebalancing Program. We may change the specific requirements that are applicable at any time in our sole discretion. Any changes we make will not apply to a SureIncome Option that was made a part of your Contract prior to the implementation date of the change, except for changes made due to a change in investment alternatives available under the Contract. This restriction does not apply to a new Option elected pursuant to the Rider Trade-In Option. We reserve the right to have requirements unique to specific Withdrawal Benefit Factors if we make other Withdrawal Benefit Factors available in the future.

When you add the SureIncome Option to your Contract, you must allocate your entire Contract Value as follows:

(1)  to the Variable Sub-Accounts; or
(2) to the DCA Fixed Account Option and then transfer all purchase payments and interest to the Variable Sub-Accounts; or
(3)  to a combination of (1) and (2) above.

For (2) and (3) above, the requirements for the DCA Fixed Account Option must be met. See the "Dollar Cost Averaging Fixed Account Option" section of this prospectus for more information.

You may not allocate any of your Contract Value to the Standard Fixed Account Option or to the Market Value Adjusted Fixed Account Option. You must transfer any portion of your Contract Value that is allocated to the Standard Fixed Account Option or to the Market Value Adjusted Fixed Account Option to the Variable Sub-Accounts prior to adding the SureIncome Option to your Contract. Transfers from the Market Value Adjusted Fixed Account Option may be subject to a Market Value Adjustment. You may allocate any portion of your purchase payments to the DCA Fixed Account Option on the Rider Date, provided the DCA Fixed Account Option is available with your Contract and in your state. See the "Dollar Cost Averaging Fixed Account Option" section of this prospectus for more information. We use the term "Transfer Period Account" to refer to each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. At the expiration of a Transfer Period Account any remaining amounts in the Transfer Period Account will be transferred to the Variable Sub-Accounts according to your most recent percentage allocation selections.

Any subsequent purchase payments made to your Contract will be allocated to the Variable Sub-Accounts according to your specific instructions or your allocation for the previous purchase payment, unless you request that the purchase payment be allocated to the DCA Fixed Account Option. Purchase payments allocated to the DCA Fixed Account Option must be $500 or more. Any withdrawals you request will reduce your Contract Value invested in each of the investment alternatives on a pro rata basis in the proportion that your Contract Value in each bears to your total Contract Value in all Variable Sub-Accounts, unless you request otherwise.

Currently, we have divided the Variable Sub-Accounts into two separate categories: "Available," and "Excluded." Currently, you may allocate up to 100% of your Contract Value to the Available Variable Sub-Accounts in any manner you choose. You may not allocate ANY PORTION of your Contract Value to the Excluded Variable Sub-Accounts. You may make transfers among any of the Available Variable Sub-Accounts. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.

Currently the Available Variable Sub-Accounts and the Excluded Variable Sub-Accounts are as follows*:

----------------------------------------------------- ----------------------------------------------------

                          Available                                             Excluded

----------------------------------------------------- ----------------------------------------------------
----------------------------------------------------- ----------------------------------------------------

AIM V.I. Basic Value Fund                             AIM V.I. Capital Appreciation Fund
AIM V.I. Mid Cap Core Equity Fund                     AllianceBerstein Premier Growth Portfolio
AIM V.I. Premier Equity Fund                          Morgan Stanley VIS Aggressive Equity Portfolio
AllianceBernstein Growth Portfolio                    Morgan Stanley VIS European Growth Portfolio
AllianceBernstein Growth and Income Portfolio         Morgan Stanley VIS Global Advantage Portfolio
AllianceBernstein Small Cap Value Portfolio           Morgan Stanley VIS Information Portfolio
FTVIP Franklin High Income Fund                       Van Kampen LIT Aggressive Growth Portfolio
FTVIP Franklin Income Securities Fund                 Van Kampen UIF Equity Growth Portfolio**
FTVIP Mutual Shares Securities Fund                   Van Kampen UIF Small Company Growth Portfolio**
FTVIP Templeton Foreign Securities Fund
Morgan Stanley VIS Dividend Growth Portfolio
Morgan Stanley VIS Equity Portfolio
Morgan Stanley VIS Global Dividend Growth
Morgan Stanley VIS High Yield Portfolio
Morgan Stanley VIS Income Builder Portfolio
Morgan Stanley VIS Limited Duration Portfolio
Morgan Stanley VIS Money Market Portfolio
Morgan Stanley VIS Quality Income Plus Portfolio
Morgan Stanley VIS S&P 500 Index Portfolio
Morgan Stanley VIS Strategist Portfolio
Morgan Stanley VIS Utilities Portfolio
Putnam VT Growth and Income Fund
Putnam VT International Equity Fund
Putnam VT The George Putnam Fund of Boston
Putnam VT Voyager Fund
Van Kampen LIT Comstock Portfolio
Van Kampen LIT Emerging Growth Portfolio
Van Kampen LIT Growth and Income Portfolio
Van Kampen UIF Emerging Markets Debt Portfolio**
Van Kampen UIF Emerging Markets Equity Portfolio**
Van Kampen UIF Equity and Income Portfolio**
Van Kampen UIF Global Franchise Portfolio**
Van Kampen UIF Mid Cap Growth Portfolio**
Van Kampen UIF U.S. Mid Cap Value Portfolio**
Van Kampen UIF U.S. Real Estate Portfolio**

----------------------------------------------------- ----------------------------------------------------

*Effective May 1, 2004, the Putnam VT Investors Fund - Class IB is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If you are currently enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to the Portfolio in accordance with that program. If you add the SureIncome Option, you must transfer any portion of your Contract Value that is allocated to this Variable Sub-Account to any of the remaining Variable Sub-Accounts available with the SureIncome Option prior to adding the SureIncome Option to your Contract.

**  Morgan  Stanley  Investment  Management,   Inc.,  the  adviser  to  the  UIF
Portfolios, does business in certain instances using the name Van Kampen.



Cancellation of the SureIncome Option You may not cancel the SureIncome Option prior to the 5th calendar year anniversary of the Rider Date. On or after the 5th calendar year anniversary of the Rider Date you may cancel the rider by notifying us in writing in a form satisfactory to us. We reserve the right to extend the date at which time the cancellation may occur to up to the 10th calendar year anniversary of the Rider Date at any time in our sole discretion. Any change we make will not apply to a SureIncome Option that was added to your Contract prior to the implementation date of the change.

Rider Trade-In Option We offer a "Rider Trade-In Option" that allows you to cancel your SureIncome Option and immediately add a new Withdrawal Benefit Option ("New SureIncome Option"). We may also offer other Options ("Other New Options") under the Rider Trade-In Option. However, you may only select one Option under this Rider Trade-In Option at the time you cancel your SureIncome Option. Currently, we are also making the TrueReturn Accumulation Benefit Option available at the time of your first utilization of this Rider Trade-In Option so that you have the ability to switch from the SureIncome Option to the TrueReturn Accumulation Benefit Option. We may discontinue offering the TrueReturn Option under the Rider Trade-In Option for New SureIncome Options added in the future at anytime at our discretion.


This Rider Trade-in Option is available provided all of the following conditions are met:


The trade-in must occur on or after the 5th calendar year anniversary of the Rider Date. We reserve the right to extend the date at which time the trade-in may occur to up to the 10th calendar year anniversary of the Rider Date at any time in our sole discretion. Any change we make will not apply to a SureIncome Option that was added to your Contract prior to the implementation date of the change.


The New Option will be made a part of your Contract on the date the existing Option is cancelled, provided it is cancelled for reasons other than the termination of your Contract.


The New Option must be an Option that we make available for use with this Rider Trade-In Option.


The issue requirements and terms and conditions of the New Option must be met as of the date the New Option is made a part of your Contract.

If the New Option is a SureIncome Option, the New Option must provide that the new Benefit Payment be greater than or equal to your current Benefit Payment as of the date the Rider Trade-In Option is exercised, if applicable.

You should consult with your sales representative before trading in your SureIncome Option.

Death of Owner or Annuitant If the Owner or Annuitant dies and the Contract is continued under Option D of the Death of Owner or Death of Annuitant provisions of your Contract, then the SureIncome Option will continue unless the Contract Owner(or new Contract Owner) elects to cancel the SureIncome Option. If the SureIncome Option is continued, it will remain in effect until terminated. If the Contract is not continued under Option D above, then the SureIncome Option will terminate on the date we receive a Complete Request for Settlement of the Death Proceeds.

Termination of the SureIncome Option This SureIncome Option will terminate on the earliest of the following to occur:


     The Benefit Base is reduced to zero;

     On the Payout Start Date (except if the Contract enters the Withdrawal Benefit Payout Phase as defined under the Withdrawal Benefit Payout Phase section);

     On the date the Contract is terminated;

     On the date the SureIncome Option is cancelled;

     On the date we receive a Complete Request for Settlement of the Death Proceeds; or

     On the date the SureIncome Option is replaced with a New Option under the Rider Trade-In Option.

Page 28: Replace the last two sentences of the 2nd paragraph under the heading "TRANSFERS DURING THE ACCUMULATION PHASE" with the following:

If you added the TrueReturn or SureIncome Option to your Contract, certain restrictions on transfers apply. See the "TrueReturnSM Accumulation Benefit
Option" and "Withdrawal Benefit Option" sections of this prospectus for more information.


Page 32: Add the following after the section "RETIREMENT INCOME GUARANTEE OPTION FEE":

SUREINCOME WITHDRAWAL BENEFIT OPTION FEE

We charge a separate annual fee for the SureIncome Option ("SureIncome Option Fee"). The current annual Rider Fee is 0.50% of the Benefit Base. We deduct the Rider Fee on each Contract Anniversary up to and including the date you terminate the Option. We reserve the right to increase the Rider Fee to up to 1.25% of the Benefit Base. We reserve the right to charge different Rider Fees for different Withdrawal Benefit Factors we may offer in the future. Once we issue your SureIncome Option, we cannot change the Rider Fee that applies to your Contract. If you elect to exercise the Rider Trade-In Option, the new Rider Fee will be based on the Rider Fee percentage applicable to a new SureIncome Option at the time of trade-in.

The Rider Fee is deducted only from the Variable Sub-Account(s) on a pro-rata basis in the proportion that your Contract Value in each Variable Sub-Account bears to your total Contract Value in all Variable Sub-Accounts. Rider Fees will decrease the number of Accumulation Units in each Variable Sub-Account. If, at the time the Rider Fee is deducted, the Rider Fee exceeds the total Contract Value in all Variable Sub-Accounts, the excess of the Rider Fee over the total Contract Value in all Variable Sub-Accounts will be waived.

The first Rider Fee will be deducted on the first Contract Anniversary following the Rider Date. A Rider Fee will be deducted on each subsequent Contract Anniversary up to and including the date the SureIncome Option is terminated.

For the first Contract Anniversary following the Rider Date, the Rider Fee is equal to the number of months from the Rider Date to the first Contract Anniversary, divided by twelve, multiplied by 0.50%, with the result multiplied by the Benefit Base as of the first Contract Anniversary. For subsequent Contract Anniversaries, the Rider Fee is equal to the 0.50% multiplied by the Benefit Base as of that Contract Anniversary.

If you terminate this SureIncome Option on a date other than a Contract Anniversary, we will deduct a Rider Fee unless the termination is on the Payout Start Date or is due to the death of the Contract Owner or Annuitant. The Rider Fee will be pro-rated to cover the period from the last Contract Anniversary to the date of termination or, if you terminate the SUREINCOME Option during the first Benefit Year, from the Rider Date to the date of termination. The pro-rated Rider Fee will be equal to the number of full months from the Contract Anniversary to the date of termination or, if you terminate this Option during the first Benefit Year, the number of full months from the Rider Date to the date of termination, divided by twelve, multiplied by 0.50%, with the result multiplied by the Benefit Base immediately prior to the withdrawal or termination. The Rider Fee will be waived during the Withdrawal Benefit Payout Phase.


Page 33: Replace the 4th sentence of the 7th paragraph under the heading "Access to Your Money" with the following:

If any withdrawal reduces your Contract Value to less than $1,000, we will treat the request as a withdrawal of the entire Contract Value, unless the SureIncome Withdrawal Benefit Option is currently attached to your Contract.

Page 33: Replace the 6th sentence of the 7th paragraph under the heading "Access to Your Money" with the following:

Your contract will terminate if you withdraw all of your Contract Value, subject to certain exceptions if the SureIncome Withdrawal Benefit Option is currently attached to your Contract. See "SureIncome Withdrawal Benefit Option" for more details.

Page 34: Replace the 1st sentence of under the heading "MINIMUM CONTRACT VALUE" with the following:

If your request for a partial withdrawal would reduce your Contract Value to less than $1,000, we may treat it as a request to withdraw your entire Contract Value, unless the Withdrawal Benefit Option is currently attached to your Contract.


Page 80: Add the following Appendix:

Appendix I - SureIncome Withdrawal Benefit Option Calculation Examples

Example 1: Assume you purchase an Allstate Advisor contract with a $100,000 initial purchase payment and add the SureIncome Option at issue.

Your Benefit Base is $100,000, which is your initial purchase payment of $100,000. Your Benefit Payment is $8,000, which is 8% of your initial purchase payment. Your Benefit Payment Remaining for this Benefit Year is $8,000, which is equal to your Benefit Payment at the beginning of this Benefit Year.

Example 2: Assume Example 1 is continued and an additional purchase payment of 40,000 is made in the first Benefit Year.

The Benefit Base is increased to $140,000, which is your prior Benefit Base ($100,000) plus your additional purchase payment ($40,000). The Benefit Payment is increased to $11,200, which is your prior Benefit Payment ($8,000) plus 8% of your additional purchase payment ($40,000). The Benefit Payment Remaining is increased to $11,200, which is your Benefit Payment Remaining prior to your additional purchase payment ($8,000) plus 8% of your additional purchase payment ($40,000).

Example 3: Assume Example 1 is continued and a withdrawal of $8,000 is made during the first Benefit Year.

The Benefit Base is reduced to $92,000, which is your prior Benefit Base ($100,000) less your withdrawal ($8,000). The Benefit Payment is unchanged and remains $8,000. The Benefit Payment Remaining in the first Benefit Year is $0, which is your Benefit Payment Remaining prior to your withdrawal ($8,000) less your withdrawal ($8,000).

Example 4: Assume example 1 is continued and a withdrawal of $25,000 is made during the first Benefit Year. Assume the Contract Value prior to the withdrawal was $130,000. Because the $25,000 withdrawal is larger than the Benefit Payment Remaining, the Benefit Base and Benefit Payment will be recalculated according to applicable formulas.

The Benefit Base is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 - $25,000) and ($100,000 - $25,000)=$75,000. The Benefit
Payment remains $8,000, determined by the following calculation: the lesser of ($8,000) and (8% x ($130,000-$25,000))=$8,000 There is no Benefit Payment
Remaining because the withdrawal has reduced it to $0.

Example 5: Assume example 3 is continued and an additional withdrawal of $5,000 is taken in the same year (the first Benefit Year). Assume the Contract Value prior to the additional withdrawal was $60,000. Because the $5,000 withdrawal is larger than the Benefit Payment Remaining ($0), the Benefit Base and Benefit Payment will be recalculated according to applicable formulas.

The Benefit Base is reduced to $55,000, determined by the following calculation: the lesser of ($60,000 - $5,000) and ($92,000 - $5,000)=$55,000. The Benefit
Payment is reduced to $4,400, determined by the following formula: the lesser of ($8,000) and ((8% x ($60,000-$5,000))=$4,400. The Benefit Payment Remaining is
unchanged at $0.

Example 6: Assume example 5 is continued and an additional Purchase Payment of 40,000 is made in the same year (the first Benefit Year).

The Benefit Base is increased to $95,000, which is your prior Benefit Base ($55,000) plus your additional purchase payment ($40,000). The Benefit Payment is increased to $7,600, which is your prior Benefit Payment ($4,400) plus 8% of your additional purchase payment ($40,000). The Benefit Payment Remaining is increased to $3,200, which is your Benefit Payment Remaining prior to your additional purchase payment ($0) plus 8% of your additional purchase payment ($40,000).

Example 7: Assume example 6 is continued and an additional withdrawal of $3,200 is taken in the same year (the first Benefit Year).

The Benefit Base is reduced to $91,800, which is your prior Benefit Base ($95,000) less your withdrawal ($3,200). The Benefit Payment is unchanged and remains $7,600. The Benefit Payment Remaining is reduced to $0, which is your Benefit Payment Remaining prior to your withdrawal ($3,200) less your withdrawal ($3,200).

The following is a supplement to your Allstate Variable Annuities (Allstate Variable Annuity - B Share and Allstate Variable Annuity - L Share) prospectus. Please review and retain this supplement with your current prospectus. If you have any questions, call 1-800-256-9392.

                   Allstate Life Insurance Company of New York
                  Allstate Life of New York Separate Account A

                        Supplement, dated January 1, 2005
                                     to the
                        Prospectus dated May 1, 2004 for
                         The Allstate Variable Annuities
 (Allstate Variable Annuity - B Share and Allstate Variable Annuity - L Share) as supplemented December 30, 2004, October 1, 2004 and June 4, 2004

This supplement amends the above-referenced prospectus for the Allstate Variable Annuity - B Share and Allstate Variable Annuity - L Share variable annuity contracts (the "Contracts"), offered by Allstate Life Insurance Company of New York. Please keep this supplement for future reference together with your prospectus. All capitalized terms have the same meaning as those included in the prospectus.

Page 29: Delete in their entirety the Sections entitled "Market Timing & Excess Trading" and "Trading Limitations" and replace them with the following:


MARKET TIMING & EXCESSIVE TRADING

The Contracts are intended for long-term investment. Market timing and excessive trading can potentially dilute the value of Variable Sub-Accounts and can disrupt management of a Portfolio and raise its expenses, which can impair Portfolio performance. Our policy is not to accept knowingly any money intended for the purpose of market timing or excessive trading. Accordingly, you should not invest in the Contract if your purpose is to engage in market timing or excessive trading, and you should refrain from such practices if you currently own a Contract.

We seek to detect market timing or excessive trading activity by reviewing trading activities. Portfolios also may report suspected market-timing or excessive trading activity to us. If, in our judgment, we determine that the transfers are part of a market timing strategy or are otherwise harmful to the underlying Portfolio, we will impose the trading limitations as described below under "Trading Limitations." Because there is no universally accepted definition of what constitutes market timing or excessive trading, we will use our reasonable judgment based on all of the circumstances.

While we seek to deter market timing and excessive trading in Variable Sub-Accounts, not all market timing or excessive trading is identifiable or preventable. Imposition of trading limitations is triggered by the detection of market timing or excessive trading activity, and the trading limitations are not applied prior to detection of such trading activity. Therefore, our policies and procedures do not prevent such trading activity before it first occurs. To the extent that such trading activity occurs prior to detection and the imposition of trading restrictions, the portfolio may experience the adverse effects of market timing and excessive trading described above.

TRADING LIMITATIONS

We reserve the right to limit transfers among the investment alternatives in any Contract year, or to refuse any transfer request, if:

o we believe, in our sole discretion, that certain trading practices, such as excessive trading, by, or on behalf of, one or more Contract Owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Variable
     Sub-Account or on the share prices of the corresponding Portfolio or otherwise would be to the disadvantage of other Contract Owners; or

o we are informed by one or more of the Portfolios that they intend to restrict the purchase, exchange, or redemption of Portfolio shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the prices of Portfolio shares.

In making the determination that trading activity constitutes market timing or excessive trading, we will consider, among other things:

o the total dollar amount being transferred, both in the aggregate and in the transfer request;

o the number of transfers you make over a period of time and/or the period of time between transfers (note: one set of transfers to and from a sub-account in a short period of time can constitute market timing);

o whether your transfers follow a pattern that appears designed to take advantage of short term market fluctuations, particularly within certain Sub-account underlying portfolios that we have identified as being susceptible to market timing activities;

o whether the manager of the underlying portfolio has indicated that the transfers interfere with portfolio management or otherwise adversely impact the portfolio; and

o the investment objectives and/or size of the Sub-account underlying portfolio.

If we determine that a contract owner has engaged in market timing or excessive trading activity, we will restrict that contract owner from making future additions or transfers into the impacted Sub-account(s). If we determine that a contract owner has engaged in a pattern of market timing or excessive trading activity involving multiple Sub-accounts, we will also require that all future transfer requests be submitted through regular U.S. mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery. Any Sub-account or transfer restrictions will be uniformly applied.

In our sole discretion, we may revise our Trading Limitations at any time as necessary to better deter or minimize market timing and excessive trading or to comply with regulatory requirements.